UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21038

MLIG Variable Insurance Trust

(Exact name of registrant as specified in charter)

1300 Merrill Lynch Drive, Pennington, NJ  08534

(Address of principal executive offices) (Zip code)

Edward W. Diffin, Jr.

1300 Merrill Lynch Drive

Pennington, NJ  08534

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  609-274-5395

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 to September 30, 2004

Item 1. Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Lord Abbett Large Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.3%
Consumer Discretionary — 12.6%
Household Durables — 0.6%
Newell Rubbermaid, Inc.	3,985	$79,859

Media — 8.6%
Clear Channel Communications, Inc.	3,639	113,428
Comcast Corp. (Class A Non-Voting) *	7,646	213,476
Cox Communications, Inc. (Class A) *	1,982	65,664
Tribune Co.	4,533	186,533
Viacom, Inc. (Class B)	5,897	197,903
Walt Disney Co.	15,505	349,638
		1,126,642
Multiline Retail — 1.0%
Target Corp.	2,793	126,383

Specialty Retail — 1.4%
Gap, Inc. (The)	9,984	186,701
Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc. (Class B)	1,655	130,414
Total Consumer Discretionary		1,649,999

Consumer Staples — 7.9%
Beverages — 1.5%
PepsiCo, Inc.	4,185	203,600

Food & Staples Retailing — 1.9%
CVS Corp.	3,149	132,667
Kroger Co. *	7,247	112,474
		245,141
Food Products — 2.6%
Archer-Daniels-Midland Co.	4,173	70,858
Kraft Foods, Inc. (Class A)	8,431	267,431
		338,289
Household Products — 1.0%
Kimberly-Clark Corp.	2,100	135,639

Personal Products — 0.9%
Gillette Co. (The)	2,722	113,616
Total Consumer Staples		1,036,285

Energy — 8.4%
Energy Equipment & Services — 3.1%
Baker Hughes, Inc.	5,363	234,470
Schlumberger, Ltd.	2,629	176,958
		411,428
Oil & Gas — 5.3%
Exxon Mobil Corp.	14,251	688,751
Total Energy		1,100,179

Financials — 15.0%
Capital Markets — 2.8%
Bank of New York Co., Inc. (The)	4,560	133,015
Mellon Financial Corp.	8,647	239,435
		372,450
Commercial Banks — 4.7%
Bank of America Corp.	4,852	210,237
Wachovia Corp.	4,211	197,707
Wells Fargo & Co.	3,435	204,829
		612,773
Diversified Financial Services — 4.4%
Citigroup, Inc.	6,508	287,133
JPMorgan Chase & Co.	7,171	284,904
		572,037
Insurance — 3.1%
American International Group, Inc.	4,626	314,522
St. Paul Travelers Cos., Inc. (The)	2,971	98,221
		412,743
Total Financials		1,970,003

Health Care — 10.8%
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	4,939	158,838

Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	2,137	93,537
Cigna Corp.	1,411	98,248
		191,785
Pharmaceuticals — 8.1%
Abbott Laboratories	2,016	85,398
Merck & Co., Inc.	4,700	155,100
Novartis AG, ADR	4,363	203,621
Pfizer, Inc.	4,094	125,276
Schering-Plough Corp.	11,677	222,564
Wyeth	7,205	269,467
		1,061,426
Total Health Care		1,412,049

Industrials — 15.3%
Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B)	1,785	135,517

Airlines — 0.3%
AMR Corp. *	4,450	32,619
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	4,515	123,440

Electrical Equipment — 1.0%
Emerson Electric Co.	2,101	130,031

Industrial Conglomerates — 2.8%
General Electric Co.	5,161	173,306
Tyco International, Ltd.	6,478	198,616
		371,922
Machinery — 7.0%
Deere & Co.	5,365	346,311
Eaton Corp.	3,253	206,273
Illinois Tool Works, Inc.	2,125	197,986
Parker Hannifin Corp.	2,840	167,162
		917,732
Road & Rail — 2.3%
CSX Corp.	5,062	168,058
Union Pacific Corp.	2,148	125,873
		293,931
Total Industrials		2,005,192

Information Technology — 11.2%
Communications Equipment — 3.2%
Motorola, Inc.	20,345	367,024
Nortel Networks Corp. *	14,187	48,236
		415,260
Computers & Peripherals — 4.1%
Apple Computer, Inc. *	7,104	275,280
EMC Corp. *	23,049	265,986
		541,266
Electronic Equipment & Instruments — 1.0%
Solectron Corp. *	25,024	123,869

Office Electronics — 1.7%
Xerox Corp. *	16,053	226,026

Semiconductors & Semiconductor Equipment — 0.2%
Teradyne, Inc. *	2,376	31,838
Software — 1.0%
Microsoft Corp.	4,637	128,213
Total Information Technology		1,466,472

Materials — 11.9%
Chemicals — 6.5%
Du Pont (E.I.) de Nemours & Co.	4,054	173,511
Monsanto Co.	3,579	130,347
Potash Corp. of Saskatchewan, Inc.	2,082	133,602
Praxair, Inc.	6,208	265,330
Rohm & Haas Co.	3,430	147,387
		850,177

Metals & Mining — 2.9%
Alcoa, Inc.	5,319	178,665
Newmont Mining Corp.	4,376	199,239
		377,904
Paper & Forest Products — 2.5%
International Paper Co.	8,282	334,676
Total Materials		1,562,757

Telecommunication Services — 3.3%
Diversified Telecommunication Services — 3.3%
SBC Communications, Inc.	5,448	141,375
Verizon Communications, Inc.	7,486	294,799
Total Telecommunication Services		436,174

Utilities — 0.9%
Electric Utilities — 0.9%
Progress Energy, Inc.	2,626	111,185

Total Common Stocks
(Cost—$11,085,040)		12,750,295

	Principal Amount
Short-Term Securities — 7.5%
Repurchase Agreement** — 7.5%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $984,329
(Cost—$984,288)	$984,288	984,288

Total Investments — 104.8%
(Cost—$12,069,328)		13,734,583
Other Liabilities in Excess of Assets — (4.8)%		(624,306)
Net Assets — 100.0%		$13,110,277

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Levin Large Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.1%
Consumer Discretionary — 15.1%
Household Durables — 3.0%
Koninklijke Philips Electronics NV (NY Registered Shares)	2,032	$46,553
Newell Rubbermaid, Inc.	1,880	37,675
		84,228
Media — 7.4%
Clear Channel Communications, Inc.	460	14,338
Comcast Corp. (Class A Non-Voting) *	580	16,194
EchoStar Communications Corp., Class A *	1,140	35,477
Interpublic Group of Cos., Inc. *	1,340	14,191
News Corp., Ltd., ADR	2,082	65,229
Tribune Co.	565	23,250
Viacom, Inc. (Class B)	1,160	38,929
		207,608
Multiline Retail — 0.6%
Federated Department Stores, Inc.	400	18,172

Specialty Retail — 4.1%
Home Depot, Inc.	2,080	81,536
Limited Brands, Inc.	1,554	34,639
		116,175
Total Consumer Discretionary		426,183

Consumer Staples — 7.9%
Beverages — 3.9%
Coca-Cola Co. (The)	700	28,035
Diageo plc, ADR	870	43,874
PepsiCo, Inc.	760	36,974
		108,883
Food Products — 0.4%
Sara Lee Corp.	486	11,110

Household Products — 2.3%
Clorox Co.	680	36,244
Procter & Gamble Co.	560	30,307
		66,551
Tobacco — 1.3%
Altria Group, Inc.	780	36,691
Total Consumer Staples		223,235

Energy — 9.1%
Energy Equipment & Services — 0.7%
Cooper Cameron Corp. *	340	18,646

Oil & Gas — 8.4%
BP plc, ADR	1,120	64,434
ChevronTexaco Corp.	1,100	59,004
Exxon Mobil Corp.	1,438	69,498
Unocal Corp.	1,053	45,279
		238,215
Total Energy		256,861

Financials — 23.8%
Capital Markets — 4.5%
Bank of New York Co., Inc. (The)	2,946	85,935
Morgan Stanley	820	40,426
		126,361
Commercial Banks — 9.6%
Bank of America Corp.	2,840	123,057
PNC Financial Services Group, Inc.	425	22,992
U.S. Bancorp	2,504	72,366
Wells Fargo & Co.	870	51,878
		270,293
Consumer Finance — 1.2%
MBNA Corp.	1,380	34,776

Diversified Financial Services — 4.1%
Citigroup, Inc.	2,611	115,197
Insurance — 3.8%
American International Group, Inc.	860	58,471
XL Capital Ltd. (Class A)	641	47,428
		105,899

Thrifts & Mortgage Finance — 0.6%
Federal Home Loan Mortgage Corp.	270	17,615
Total Financials		670,141

Health Care — 7.7%
Health Care Equipment & Supplies — 1.0%
Applera Corp. - Applied Biosystems Group (Tracking Stock)	840	15,851
Guidant Corp.	180	11,887
		27,738
Health Care Providers & Services — 0.8%
Cigna Corp.	311	21,655

Pharmaceuticals — 5.9%
Johnson & Johnson	550	30,981
Pfizer, Inc.	2,910	89,046
Wyeth	1,230	46,002
		166,029
Total Health Care		215,422

Industrials — 16.0%
Aerospace & Defense — 6.3%
Honeywell International, Inc.	869	31,162
Lockheed Martin Corp.	1,180	65,821
Northrop Grumman Corp.	940	50,130
United Technologies Corp.	320	29,882
		176,995
Electrical Equipment — 1.5%
Emerson Electric Co.	680	42,085

Industrial Conglomerates — 7.3%
General Electric Co.	2,909	97,684
Textron, Inc.	834	53,601
Tyco International, Ltd.	1,832	56,169
		207,454
Machinery — 0.9%
ITT Industries, Inc.	310	24,797
Total Industrials		451,331

Information Technology — 8.4%
Computers & Peripherals — 2.6%
Hewlett-Packard Co.	1,974	37,012
International Business Machines Corp.	409	35,068
		72,080
Electronic Equipment & Instruments — 1.2%
Thermo Electron Corp. *	1,223	33,046

IT Services — 1.6%
Accenture, Ltd. (Class A) *	1,697	45,905

Semiconductors & Semiconductor Equipment — 0.4%
Texas Instruments, Inc.	580	12,342

Software — 2.6%
Microsoft Corp.	2,660	73,549
Total Information Technology		236,922

Materials — 3.9%
Chemicals — 2.8%
Dow Chemical Co.	1,060	47,891
PPG Industries, Inc.	500	30,640
		78,531
Metals & Mining — 1.1%
Alcan, Inc.	658	31,452
Total Materials		109,983

Telecommunication Services — 3.4%
Diversified Telecommunication Services — 3.4%
SBC Communications, Inc.	2,060	53,457
Verizon Communications, Inc.	1,102	43,397
Total Telecommunication Services		96,854

Utilities — 4.8%
Electric Utilities — 4.1%
Entergy Corp.	1,000	60,610
PG&E Corp. *	1,780	54,112
		114,722
Multi-Utilities & Unregulated Power — 0.7%
Williams Cos., Inc.	1,769	21,405
Total Utilities		136,127

Total Common Stocks
(Cost—$2,593,755)		2,823,059

	Principal Amount
Short-Term Securities — 0.1%
Repurchase Agreement** — 0.1%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $2,993
(Cost—$2,993)	$2,993	2,993

Total Investments — 100.2%
(Cost—$2,596,748)		2,826,052
Other Liabilities in Excess of Assets — (0.2)%		(6,761)
Net Assets — 100.0%		$2,819,291

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/MLIM Relative Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 11.4%
Automobiles — 2.4%
General Motors Corp.	8,600	$365,328

Media — 2.5%
Viacom, Inc. (Class B)	11,700	392,652

Multiline Retail — 3.0%
J.C. Penney Co., Inc.	13,314	469,718

Specialty Retail — 3.5%
Limited Brands, Inc.	24,000	534,960
Total Consumer Discretionary		1,762,658

Consumer Staples — 9.5%
Food Products — 6.4%
Archer-Daniels-Midland Co.	30,818	523,290
ConAgra Foods, Inc.	17,845	458,795
		982,085
Household Products — 3.1%
Kimberly-Clark Corp.	7,500	484,425
Total Consumer Staples		1,466,510

Energy — 9.6%
Oil & Gas — 9.6%
ChevronTexaco Corp.	8,800	472,032
ConocoPhillips, Inc.	6,422	532,063
Exxon Mobil Corp.	9,700	468,801
Total Energy		1,472,896

Financials — 23.4%
Capital Markets — 3.3%
Lehman Brothers Holdings, Inc.	6,300	502,236

Commercial Banks — 8.2%
Huntington Bancshares, Inc.	16,940	421,975
Marshall & Ilsley Corp.	9,155	368,947
Wachovia Corp.	10,161	477,059
		1,267,981
Insurance — 6.3%
Allstate Corp. (The)	9,599	460,656
Hartford Financial Services Group, Inc.	8,102	501,757
		962,413
Thrifts & Mortgage Finance — 5.6%
Federal National Mortgage Assn.	6,300	399,420
Washington Mutual, Inc.	11,930	466,224
		865,644
Total Financials		3,598,274

Health Care — 14.8%
Health Care Equipment & Supplies — 3.9%
Baxter International, Inc.	15,100	485,616
Beckman Coulter, Inc.	2,149	120,602
		606,218
Pharmaceuticals — 10.9%
Abbott Laboratories	10,076	426,819
Bristol-Myers Squibb Co.	20,100	475,767
Merck & Co., Inc.	10,562	348,546
Wyeth	11,360	424,864
		1,675,996
Total Health Care		2,282,214

Industrials — 11.5%
Aerospace & Defense — 3.0%
Boeing Co. (The)	9,076	468,503

Machinery — 3.1%
Ingersoll-Rand Co. (Class A)	6,994	475,382

Road & Rail — 5.4%
Burlington Northern Santa Fe Corp.	11,209	429,417
Union Pacific Corp.	6,829	400,179
		829,596
Total Industrials		1,773,481

Information Technology — 8.8%
Computers & Peripherals — 5.6%
Hewlett-Packard Co.	23,000	431,250
International Business Machines Corp.	4,975	426,557
		857,807
Office Electronics — 3.2%
Xerox Corp. *	35,030	493,222
Total Information Technology		1,351,029

Materials — 3.2%
Paper & Forest Products — 3.2%
Weyerhaeuser Co.	7,400	491,952

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	11,934	469,961

Utilities — 4.5%
Electric Utilities — 3.2%
FPL Group, Inc.	7,188	491,084

Multi-Utilities & Unregulated Power — 1.3%
Energy East Corp.	8,117	204,386
Total Utilities		695,470

Total Common Stocks
(Cost—$12,827,633)		15,364,445

	Principal Amount
Short-Term Securities — 0.5%
Repurchase Agreement** — 0.5%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $74,335
(Cost—$74,332)	$74,332	74,332

Total Investments — 100.2%
(Cost—$12,901,965)		15,438,777
Other Liabilities in Excess of Assets — (0.2)%		(36,291)
Net Assets — 100.0%		$15,402,486

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Sound Large Cap Core Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.7%
Consumer Discretionary — 9.1%
Media — 4.7%
Comcast Corp. (Class A Non-Voting) *	709	$19,795
Walt Disney Co.	734	16,552
		36,347
Specialty Retail — 4.4%
Best Buy Co., Inc.	323	17,520
Home Depot, Inc.	430	16,856
		34,376
Total Consumer Discretionary		70,723

Consumer Staples — 11.5%
Beverages — 1.7%
PepsiCo, Inc.	266	12,941

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	393	16,333
Wal-Mart Stores, Inc.	181	9,629
		25,962
Food Products — 1.4%
Dean Foods Co. *	364	10,927

Household Products — 2.2%
Procter & Gamble Co.	320	17,319

Personal Products — 2.9%
Alberto-Culver Co.	199	8,653
Estee Lauder Cos., Inc. (The)	328	13,710
		22,363
Total Consumer Staples		89,512

Energy — 7.6%
Oil & Gas — 7.6%
Exxon Mobil Corp.	703	33,976
Marathon Oil Corp.	236	9,742
Occidental Petroleum Corp.	283	15,828
Total Energy		59,546

Financials — 20.7%
Capital Markets — 3.2%
Goldman Sachs Group, Inc.	112	10,443
Lehman Brothers Holdings, Inc.	188	14,987
		25,430
Consumer Finance — 4.9%
American Express Co.	404	20,790
Capital One Financial Corp.	233	17,218
		38,008
Diversified Financial Services — 5.3%
CIT Group, Inc.	527	19,705
Citigroup, Inc.	494	21,795
		41,500
Insurance — 4.7%
American International Group, Inc.	170	11,558
Everest Re Group, Ltd.	114	8,474
Marsh & McLennan Cos., Inc.	363	16,611
		36,643
Thrifts & Mortgage Finance — 2.6%
Washington Mutual, Inc.	525	20,517
Total Financials		162,098

Health Care — 13.3%
Biotechnology — 3.2%
Amgen, Inc. *	186	10,542
Medimmune, Inc. *	608	14,410
		24,952
Health Care Equipment & Supplies — 1.9%
Stryker Corp.	304	14,616

Health Care Providers & Services — 2.3%
Caremark Rx, Inc. *	563	18,056

Pharmaceuticals — 5.9%
Eli Lilly & Co.	187	11,229
Pfizer, Inc.	299	9,150
Teva Pharmaceutical Industries Ltd., ADR	438	11,366
Wyeth	398	14,885
		46,630
Total Health Care		104,254

Industrials — 14.9%
Aerospace & Defense — 3.3%
General Dynamics Corp.	89	9,087
United Technologies Corp.	179	16,715
		25,802
Commercial Services & Supplies — 2.0%
Cendant Corp.	715	15,444

Industrial Conglomerates — 8.1%
General Electric Co.	1,163	39,053
Tyco International, Ltd.	781	23,945
		62,998
Machinery — 1.5%
Eaton Corp.	189	11,984
Total Industrials		116,228

Information Technology — 18.9%
Communications Equipment — 4.4%
Cisco Systems, Inc. *	938	16,978
Motorola, Inc.	951	17,156
		34,134
Computers & Peripherals — 4.8%
Dell, Inc. *	510	18,156
EMC Corp. *	1,673	19,307
		37,463
Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials, Inc. *	753	12,417
Intel Corp.	806	16,168
Texas Instruments, Inc.	581	12,364
		40,949
Software — 4.5%
Microsoft Corp.	1,265	34,977
Total Information Technology		147,523

Materials — 4.7%
Chemicals — 2.2%
Praxair, Inc.	400	17,096

Metals & Mining — 2.5%
Alcoa, Inc.	595	19,986
Total Materials		37,082

Total Common Stocks
(Cost—$732,774)		786,966

	Principal Amount
Short—Term Securities — 1.0%
Repurchase Agreement** — 1.0%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $7,834
(Cost—$7,834)	$7,834	7,834

Total Investments — 101.7%
(Cost—$740,608)		794,800
Other Liabilities in Excess of Assets — (1.7)%		(13,557)
Net Assets — 100.0%		$781,243

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

The above schedule of investments does not reflect changes to the portfolio’s holdings made at the close of business on September 30, 2004 to facilitate the transition of investment management to a new sub-adviser effective October 1, 2004.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/INVESCO-NAM Large Cap Core Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 88.6%
Consumer Discretionary — 10.5%
Hotels, Restaurants & Leisure — 1.2%
International Game Technology	890	$31,996

Internet & Catalog Retail — 1.4%
eBay, Inc. *	400	36,776

Media — 1.0%
Viacom, Inc. (Class B)	765	25,673

Multiline Retail — 1.9%
Target Corp.	1,144	51,766

Specialty Retail — 5.0%
Bed Bath & Beyond, Inc. *	665	24,678
Home Depot, Inc.	914	35,829
Lowe’s Cos., Inc.	1,010	54,893
Tiffany & Co.	520	15,985
		131,385
Total Consumer Discretionary		277,596

Consumer Staples — 5.0%
Beverages — 0.9%
PepsiCo, Inc.	493	23,985

Food & Staples Retailing — 3.0%
Wal-Mart Stores, Inc.	407	21,652
Walgreen Co.	1,595	57,149
		78,801
Household Products — 1.1%
Procter & Gamble Co.	510	27,601
Total Consumer Staples		130,387

Financials — 15.7%
Capital Markets — 5.7%
Bank of New York Co., Inc. (The)	1,125	32,816
Goldman Sachs Group, Inc.	650	60,606
Morgan Stanley	1,136	56,005
		149,427
Consumer Finance — 1.5%
MBNA Corp.	1,560	39,312

Diversified Financial Services — 3.5%
Citigroup, Inc.	1,408	62,121
JPMorgan Chase & Co.	780	30,989
		93,110
Thrifts & Mortgage Finance — 5.0%
Federal National Mortgage Assn.	669	42,415
PMI Group, Inc. (The)	1,036	42,041
Radian Group, Inc.	1,022	47,247
		131,703
Total Financials		413,552

Health Care — 12.5%
Biotechnology — 1.0%
Amgen, Inc. *	460	26,073

Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp. *	590	23,441
Medtronic, Inc.	508	26,365
		49,806
Pharmaceuticals — 9.6%
Eli Lilly & Co.	630	37,831
Johnson & Johnson	1,784	100,493
Pfizer, Inc.	2,898	88,679
Wyeth	670	25,058
		252,061
Total Health Care		327,940

Industrials — 14.2%
Aerospace & Defense — 3.6%
Honeywell International, Inc.	1,198	42,960
United Technologies Corp.	560	52,293
		95,253
Electrical Equipment — 1.4%
Emerson Electric Co.	571	35,339

Industrial Conglomerates — 2.6%
General Electric Co.	2,066	69,376
Machinery — 6.6%
Deere & Co.	420	27,111
Eaton Corp.	1,000	63,410
Illinois Tool Works, Inc.	390	36,337
Ingersoll-Rand Co. (Class A)	694	47,171
		174,029
Total Industrials		373,997

Information Technology — 22.4%
Communications Equipment — 3.7%
Cisco Systems, Inc. *	3,591	64,997
Qualcomm, Inc.	816	31,857
		96,854
Computers & Peripherals — 4.5%
Dell, Inc. *	1,447	51,513
EMC Corp. *	3,266	37,690
International Business Machines Corp.	350	30,009
		119,212
Electronic Equipment & Instruments — 1.3%
Jabil Circuit, Inc. *	1,506	34,638

IT Services — 1.3%
First Data Corp.	780	33,930

Semiconductors & Semiconductor Equipment — 7.6%
Altera Corp. *	1,376	26,928
Applied Materials, Inc. *	1,770	29,187
Intel Corp.	2,296	46,058
Linear Technology Corp.	910	32,978
Maxim Integrated Products, Inc.	423	17,889
Texas Instruments, Inc.	2,180	46,391
		199,431
Software — 4.0%
Microsoft Corp.	2,405	66,498
Symantec Corp. *	700	38,416
		104,914
Total Information Technology		588,979

Materials — 8.3%
Chemicals — 5.8%
Air Products & Chemicals, Inc.	699	38,012
Du Pont (E.I.) de Nemours & Co.	725	31,030
PPG Industries, Inc.	402	24,634
Praxair, Inc.	1,386	59,238
		152,914
Metals & Mining — 1.3%
Alcoa, Inc.	1,030	34,597

Paper & Forest Products — 1.2%
Weyerhaeuser Co.	462	30,714
Total Materials		218,225

Total Common Stocks
(Cost—$2,130,788)		2,330,676

	Principal Amount
Short-Term Securities — 10.8%
Repurchase Agreement** — 10.8%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $284,294
(Cost—$284,282)	$284,282	284,282

Total Investments — 99.4%
(Cost—$2,415,070)		2,614,958

Other Assets Less Liabilities — 0.6%	14,663
Net Assets — 100.0%	$2,629,621

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Nicholas-Applegate Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.0%
Consumer Discretionary — 13.5%
Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp. *	515	$23,412

Internet & Catalog Retail — 5.0%
eBay, Inc. *	738	67,852

Media — 2.4%
Time Warner, Inc. *	2,008	32,409

Multiline Retail — 2.5%
Target Corp.	772	34,933

Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc. *	609	25,834
Total Consumer Discretionary		184,440

Consumer Staples — 5.8%
Beverages — 2.2%
PepsiCo, Inc.	626	30,455

Household Products — 2.1%
Procter & Gamble Co.	524	28,359

Personal Products — 1.5%
Avon Products, Inc.	469	20,486
Total Consumer Staples		79,300

Energy — 4.6%
Energy Equipment & Services — 2.7%
Schlumberger, Ltd.	548	36,886

Oil & Gas — 1.9%
XTO Energy, Inc.	809	26,276
Total Energy		63,162

Financials — 8.8%
Capital Markets — 1.6%
Bank of New York Co., Inc. (The)	763	22,257

Consumer Finance — 3.4%
Capital One Financial Corp.	625	46,188

Insurance — 1.5%
American International Group, Inc.	298	20,261

Thrifts & Mortgage Finance — 2.3%
Countrywide Financial Corp.	801	31,551
Total Financials		120,257

Health Care — 18.0%
Biotechnology — 5.0%
Genentech, Inc. *	640	33,549
Gilead Sciences, Inc. *	950	35,511
		69,060
Health Care Equipment & Supplies — 6.4%
Bard (C.R.), Inc.	497	28,145
St. Jude Medical, Inc. *	363	27,323
Zimmer Holdings, Inc. *	405	32,011
		87,479
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	335	24,703

Pharmaceuticals — 4.8%
Elan Corp. plc, ADR*	1,215	28,431
Eli Lilly & Co.	291	17,475
MGI Pharma, Inc. *	750	20,017
		65,923
Total Health Care		247,165

Industrials — 6.9%
Aerospace & Defense — 1.9%
Honeywell International, Inc.	741	26,572

Industrial Conglomerates — 2.5%
General Electric Co.	1,004	33,714

Machinery — 2.5%
Danaher Corp.	663	33,999
Total Industrials		94,285

Information Technology — 34.5%
Communications Equipment — 10.2%
Cisco Systems, Inc. *	2,450	44,345
Motorola, Inc.	1,522	27,457
Qualcomm, Inc.	1,729	67,500
		139,302
Computers & Peripherals — 5.7%
Apple Computer, Inc. *	924	35,805
Dell, Inc. *	1,182	42,079
		77,884
Electronic Equipment & Instruments — 1.6%
Agilent Technologies, Inc. *	1,005	21,678

Internet Software & Services — 3.6%
Yahoo!, Inc. *	1,445	49,000

IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A *	1,164	35,514

Office Electronics — 2.0%
Xerox Corp. *	1,979	27,864

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Corp. (Class A) *	676	18,448
Intel Corp.	2,125	42,627
		61,075
Software — 4.4%
Microsoft Corp.	2,183	60,360
Total Information Technology		472,677

Materials — 4.9%
Chemicals — 2.4%
Dow Chemical Co.	729	32,936

Paper & Forest Products — 2.5%
Weyerhaeuser Co.	516	34,304
Total Materials		67,240

Total Common Stocks
(Cost—$1,249,022)		1,328,526

	Principal Amount
Short-Term Securities — 3.2%
Repurchase Agreement** — 3.2%

Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $43,206
(Cost—$43,204)	$43,204	43,204

Total Investments — 100.2%
(Cost—$1,292,226)		1,371,730
Other Liabilities in Excess of Assets — (0.2)%		(2,833)
Net Assets — 100.0%		$1,368,897

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Rittenhouse Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.0%
Consumer Discretionary — 10.6%
Media — 3.6%
Gannett Co., Inc.	3,300	$276,408
Omnicom Group, Inc.	1,400	102,284
		378,692
Multiline Retail — 1.7%
Target Corp.	4,000	181,000

Specialty Retail — 5.3%
Bed Bath & Beyond, Inc. *	7,300	270,903
Lowe’s Cos., Inc.	5,100	277,185
		548,088
Total Consumer Discretionary		1,107,780

Consumer Staples — 18.1%
Beverages — 5.3%
Anheuser-Busch Cos., Inc.	5,500	274,725
PepsiCo, Inc.	5,700	277,305
		552,030
Food & Staples Retailing — 8.0%
Sysco Corp.	9,100	272,272
Wal-Mart Stores, Inc.	7,500	399,000
Walgreen Co.	4,400	157,652
		828,924
Household Products — 4.8%
Colgate-Palmolive Co.	4,200	189,756
Procter & Gamble Co.	5,800	313,896
		503,652
Total Consumer Staples		1,884,606

Financials — 18.5%
Capital Markets — 3.9%
Bank of New York Co., Inc. (The)	5,400	157,518
Morgan Stanley	5,000	246,500
		404,018
Commercial Banks — 2.8%
Wells Fargo & Co.	4,800	286,224

Consumer Finance — 2.3%
MBNA Corp.	9,600	241,920

Diversified Financial Services — 3.6%
Citigroup, Inc.	8,600	379,432

Insurance — 5.9%
Aflac, Inc.	4,600	180,366
American International Group, Inc.	6,400	435,136
		615,502
Total Financials		1,927,096

Health Care — 19.4%
Biotechnology — 3.5%
Amgen, Inc. *	6,500	368,420

Health Care Equipment & Supplies — 4.7%
Medtronic, Inc.	7,300	378,870
Stryker Corp.	2,200	105,776
		484,646
Health Care Providers & Services — 2.9%
UnitedHealth Group, Inc.	4,100	302,334

Pharmaceuticals — 8.3%
Eli Lilly & Co.	2,300	138,115
Johnson & Johnson	6,100	343,613
Pfizer, Inc.	12,600	385,560
		867,288
Total Health Care		2,022,688

Industrials — 10.1%
Aerospace & Defense — 1.2%
United Technologies Corp.	1,300	121,394

Air Freight & Logistics — 2.8%
United Parcel Service, Inc. (Class B)	3,900	296,088

Industrial Conglomerates — 6.1%
3M Co.	2,000	159,940
General Electric Co.	14,200	476,836
		636,776
Total Industrials		1,054,258

Information Technology — 20.3%
Communications Equipment — 2.1%
Cisco Systems, Inc. *	12,200	220,820

Computers & Peripherals — 6.2%
Dell, Inc. *	8,300	295,480
International Business Machines Corp.	4,100	351,534
		647,014
IT Services — 2.5%
First Data Corp.	6,100	265,350

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	10,400	208,624
Texas Instruments, Inc.	6,700	142,576
		351,200
Software — 6.1%
Microsoft Corp.	14,500	400,925
Oracle Corp. *	20,500	231,240
		632,165
Total Information Technology		2,116,549

Total Common Stocks
(Cost—$9,352,814)		10,112,977

	Principal Amount
Short-Term Securities — 1.7%
Repurchase Agreement** — 1.7%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $182,938
(Cost—$182,930)	$182,930	182,930

Total Investments — 98.7%
(Cost—$9,535,744)		10,295,907
Other Assets Less Liabilities — 1.3%		133,715
Net Assets — 100.0%		$10,429,622

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Seneca Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.1%
Consumer Discretionary — 15.1%
Hotels, Restaurants & Leisure — 3.5%
Carnival Corp.	2,890	$136,668
Marriott International, Inc., (Class A)	330	17,147
		153,815
Media — 3.3%
Viacom, Inc. (Class B)	4,370	146,657

Multiline Retail — 5.5%
J.C. Penney Co., Inc.	3,450	121,716
Target Corp.	2,600	117,650
		239,366
Textiles, Apparel & Luxury Goods — 2.8%
Nike, Inc. (Class B)	1,560	122,928
Total Consumer Discretionary		662,766

Consumer Staples — 13.5%
Beverages — 2.4%
Coca-Cola Co. (The)	2,640	105,732

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	3,450	143,382

Household Products — 2.5%
Procter & Gamble Co.	2,000	108,240

Personal Products — 5.3%
Estee Lauder Cos., Inc. (The)	2,430	101,574
Gillette Co. (The)	3,160	131,898
		233,472
Total Consumer Staples		590,826

Energy — 3.7%
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	3,670	160,452

Financials — 5.4%
Diversified Financial Services — 2.5%
JPMorgan Chase & Co.	2,750	109,258

Insurance — 2.9%
American International Group, Inc.	1,860	126,461
Total Financials		235,719

Health Care — 20.6%
Biotechnology — 3.1%
Amgen, Inc. *	2,370	134,332

Health Care Equipment & Supplies — 3.0%
Stryker Corp.	2,790	134,143

Health Care Providers & Services — 6.6%
Caremark Rx, Inc. *	5,120	164,198
HCA, Inc.	3,230	123,225
		287,423
Pharmaceuticals — 7.9%
Johnson & Johnson	2,280	128,432
Merck & Co., Inc.	2,860	94,380
Pfizer, Inc.	4,020	123,012
		345,824
Total Health Care		901,722

Industrials — 13.8%
Aerospace & Defense — 5.1%
L-3 Communications Holdings, Inc.	1,420	95,140
United Technologies Corp.	1,380	128,864
		224,004
Air Freight & Logistics — 3.4%
FedEx Corp.	1,700	145,673

Industrial Conglomerates — 5.3%
3M Co.	1,280	102,362
Tyco International, Ltd.	4,230	129,692
		232,054
Total Industrials		601,731

Information Technology — 17.8%
Communications Equipment — 5.3%
Cisco Systems, Inc. *	6,040	109,324
Telefonaktiebolaget LM Ericsson, ADR *	3,840	119,962
		229,286
Computers & Peripherals — 2.7%
International Business Machines Corp.	1,390	119,179

IT Services — 5.4%
Automatic Data Processing, Inc.	2,480	102,473
First Data Corp.	3,070	133,545
		236,018
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc. *	5,020	82,780
Intel Corp.	5,490	110,129
		192,909
Total Information Technology		777,392

Materials — 5.2%
Chemicals — 2.7%
Dow Chemical Co.	2,600	117,468

Paper & Forest Products — 2.5%
Georgia-Pacific Corp.	3,110	111,805
Total Materials		229,273

Total Common Stocks
(Cost—$4,152,725)		4,159,881

	Principal Amount
Short-Term Securities — 3.8%
Repurchase Agreement** — 3.8%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $167,458
(Cost—$167,451)	$167,451	167,451

Total Investments — 98.9%
(Cost—$4,320,176)		4,327,332
Other Assets Less Liabilities — 1.1%		47,039
Net Assets — 100.0%		$4,374,371

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Valenzuela Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.4%
Consumer Discretionary — 18.5%
Auto Components — 1.4%
Lear Corp.	1,070	$58,262

Hotels, Restaurants & Leisure — 2.7%
Ruby Tuesday, Inc.	4,020	112,037

Household Durables — 6.2%
Black & Decker Corp.	1,430	110,739
Hovnanian Enterprises, Inc., Class A *	3,700	148,354
		259,093
Media — 1.8%
Mediacom Communications Corp., (Class A) *	11,900	77,707

Specialty Retail — 3.5%
Ross Stores, Inc.	2,500	58,600
Staples, Inc.	3,030	90,355
		148,955
Textiles, Apparel & Luxury Goods — 2.9%
Columbia Sportswear Co. *	2,200	119,900
Total Consumer Discretionary		775,954

Consumer Staples — 1.0%
Food & Staples Retailing — 1.0%
Kroger Co. *	2,600	40,352

Energy — 5.4%
Energy Equipment & Services — 3.6%
Diamond Offshore Drilling, Inc.	1,700	56,083
Nabors Industries, Ltd. *	2,060	97,541
		153,624
Oil & Gas — 1.8%
Pioneer Natural Resources Co.	2,165	74,649
Total Energy		228,273

Financials — 28.2%
Capital Markets — 9.3%
Affiliated Managers Group *	1,900	101,726
Legg Mason, Inc.	1,793	95,513
Lehman Brothers Holdings, Inc.	1,110	88,489
State Street Corp.	2,440	104,213
		389,941
Commercial Banks — 8.0%
Comerica, Inc.	1,900	112,765
Compass Bancshares, Inc.	2,160	94,651
SouthTrust Corp.	3,070	127,896
		335,312
Consumer Finance — 2.3%
MBNA Corp.	3,770	95,004

Insurance — 3.4%
Everest Re Group, Ltd.	600	44,598
SAFECO Corp.	2,200	100,430
		145,028
Thrifts & Mortgage Finance — 5.2%
Doral Financial Corp.	2,825	117,153
Sovereign Bancorp, Inc.	4,600	100,372
		217,525
Total Financials		1,182,810

Health Care — 6.6%
Health Care Providers & Services — 6.6%
Community Health Systems, Inc. *	4,100	109,388
Covance, Inc. *	2,520	100,724
Omnicare, Inc.	2,300	65,228
Total Health Care		275,340

Industrials — 18.1%
Aerospace & Defense — 4.3%

L-3 Communications Holdings, Inc.	1,450	97,150
Precision Castparts Corp.	1,400	84,070
		181,220
Air Freight & Logistics — 2.1%
Hunt (J.B.) Transport Services, Inc.	2,350	87,279

Commercial Services & Supplies — 2.8%
Manpower, Inc.	2,665	118,566

Machinery — 7.0%
Danaher Corp.	2,070	106,149
Ingersoll-Rand Co. (Class A)	1,380	93,799
Parker Hannifin Corp.	1,550	91,233
		291,181
Trading Companies & Distributors — 1.9%
Hughes Supply, Inc.	2,640	79,385
Total Industrials		757,631

Information Technology — 4.2%
IT Services — 1.1%
Computer Sciences Corp. *	1,000	47,100

Semiconductors & Semiconductor Equipment — 3.1%
Brooks Automation, Inc. *	3,760	53,204
MEMC Electronic Materials, Inc. *	5,200	44,096
National Semiconductor Corp. *	2,100	32,529
		129,829
Total Information Technology		176,929

Materials — 10.2%
Chemicals — 6.2%
PPG Industries, Inc.	1,950	119,496
Praxair, Inc.	3,280	140,177
		259,673
Containers & Packaging — 2.4%
Sealed Air Corp. *	2,200	101,970

Paper & Forest Products — 1.6%
Pope & Talbot, Inc.	3,870	68,112
Total Materials		429,755

Utilities — 6.2%
Electric Utilities — 5.2%
FirstEnergy Corp.	2,700	110,916
FPL Group, Inc.	1,600	109,312
		220,228
Multi-Utilities & Unregulated Power — 1.0%
Calpine Corp. *	14,400	41,760
Total Utilities		261,988

Total Common Stocks
(Cost—$3,482,370)		4,129,032

	Principal Amount
Short-Term Securities — 1.5%
Repurchase Agreement** — 1.5%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $65,279
(Cost—$65,276)	$65,276	65,276

Total Investments — 99.9%
(Cost—$3,547,646)		4,194,308
Other Assets Less Liabilities — 0.1%		3,005
Net Assets — 100.0%		$4,197,313

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Seneca Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.4%
Consumer Discretionary — 25.8%
Hotels, Restaurants & Leisure — 8.9%
Darden Restaurants, Inc.	3,510	$81,853
International Game Technology	3,270	117,557
Marriott International, Inc., (Class A)	270	14,029
Station Casinos, Inc.	2,260	110,830
		324,269
Specialty Retail — 13.9%
Bed Bath & Beyond, Inc. *	1,890	70,138
Chico’s FAS, Inc. *	2,550	87,210
Sherwin-Williams Co. (The)	2,810	123,528
Staples, Inc.	3,080	91,846
Williams-Sonoma, Inc. *	3,590	134,804
		507,526
Textiles, Apparel & Luxury Goods — 3.0%
Coach, Inc. *	2,610	110,716
Total Consumer Discretionary		942,511

Consumer Staples — 2.8%
Personal Products — 2.8%
Estee Lauder Cos., Inc. (The)	2,400	100,320

Energy — 4.0%
Energy Equipment & Services — 4.0%
BJ Services Co.	2,800	146,748

Financials — 6.1%
Diversified Financial Services — 3.3%
Chicago Mercantile Exchange Holdings, Inc.	740	119,362

Thrifts & Mortgage Finance — 2.8%
MGIC Investment Corp.	1,530	101,822
Total Financials		221,184

Health Care — 19.9%
Biotechnology — 2.4%
Genzyme Corp. *	1,640	89,232

Health Care Equipment & Supplies — 3.5%
Kinetic Concepts, Inc. *	2,450	128,747

Health Care Providers & Services — 7.9%
Caremark Rx, Inc. *	3,350	107,434
McKesson Corp.	2,690	68,999
Triad Hospitals, Inc. *	3,200	110,208
		286,641
Pharmaceuticals — 6.1%
Allergan, Inc.	1,220	88,511
Eon Labs, Inc. *	800	17,360
Sepracor, Inc. *	2,370	115,609
		221,480
Total Health Care		726,100

Industrials — 3.5%
Aerospace & Defense — 3.5%
L-3 Communications Holdings, Inc.	1,910	127,970

Information Technology — 22.8%
Communications Equipment — 3.8%
Juniper Networks, Inc. *	5,870	138,532

Computers & Peripherals — 2.8%
Lexmark International, Inc., (Class A) *	1,220	102,492

Internet Software & Services — 3.6%
Verisign, Inc. *	6,580	130,810

IT Services — 6.3%
Alliance Data Systems Corp. *	2,650	107,484

Global Payments, Inc.	2,330	124,772
		232,256
Semiconductors & Semiconductor Equipment — 4.3%
Kla-Tencor Corp. *	1,740	72,175
Microchip Technology, Inc.	3,120	83,741
		155,916
Software — 2.0%
Adobe Systems, Inc.	1,480	73,216
Total Information Technology		833,222

Materials — 8.9%
Chemicals — 6.2%
Lyondell Chemical Co.	5,810	130,492
Rohm & Haas Co.	2,240	96,253
		226,745
Paper & Forest Products — 2.7%
Georgia-Pacific Corp.	2,690	96,706
Total Materials		323,451

Telecommunication Services — 2.6%
Wireless Telecommunication Services — 2.6%
Nextel Partners, Inc., (Class A) *	5,690	94,340

Total Common Stocks
(Cost—$3,313,292)		3,515,846

	Principal Amount
Short-Term Securities — 1.8%
Repurchase Agreement** — 1.8%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $66,119
(Cost—$66,116)	$66,116	66,116

Total Investments — 98.2%
(Cost—$3,379,408)		3,581,962
Other Assets Less Liabilities — 1.8%		66,794
Net Assets — 100.0%		$3,648,756

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/NWQ Small Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.9%
Consumer Discretionary — 9.5%
Auto Components — 6.4%
Commercial Vehicle Group, Inc. *	5,900	$93,456
Sauer-Danfoss, Inc.	16,500	281,820
		375,276
Distributors — 0.4%
Beacon Roofing Supply, Inc. *	1,400	22,960

Textiles, Apparel & Luxury Goods — 2.7%
Quaker Fabric Corp.	24,500	159,250
Total Consumer Discretionary		557,486

Consumer Staples — 5.6%
Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	6,700	124,553

Food Products — 3.4%
Del Monte Foods Co. *	19,100	200,359
Total Consumer Staples		324,912

Energy — 14.5%
Energy Equipment & Services — 7.2%
Stolt Offshore SA, ADR *	64,577	315,136
Todco, (Class A) *	5,900	102,365
		417,501
Oil & Gas — 7.3%
Denbury Resources, Inc. *	3,500	88,900
Range Resources Corp.	10,900	190,641
Southwestern Energy Co. *	3,500	146,965
		426,506
Total Energy		844,007

Financials — 17.8%
Commercial Banks — 1.7%
Bancorp Bank (The) *	5,000	101,750

Consumer Finance — 1.0%
AmeriCredit Corp. *	2,800	58,464

Diversified Financial Services — 1.0%
Financial Federal Corp. *	1,600	59,968

Insurance — 1.2%
PMA Capital Corp. (Class A) *	9,100	68,705

Real Estate — 9.1%
Anthracite Capital, Inc.	7,300	81,176
HomeBanc Corp. *	11,000	99,000
New York Mortgage Trust, Inc. *	13,100	122,485
RAIT Investment Trust	2,170	59,349
Saxon Capital, Inc. *	2,500	53,750
Sunset Financial Resources, Inc.	10,700	114,169
		529,929
Thrifts & Mortgage Finance — 3.8%
Franklin Bank Corp. *	4,700	80,135
IndyMac Bancorp, Inc.	3,900	141,180
		221,315
Total Financials		1,040,131

Industrials — 15.7%
Building Products — 4.5%
Griffon Corp. *	9,600	202,560
York International Corp.	1,800	56,862
		259,422
Commercial Services & Supplies — 2.1%
Ritchie Bros. Auctioneers, Inc.	4,000	122,600

Construction & Engineering — 2.3%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	4,500	134,955

Machinery — 5.4%
Kennametal, Inc.	4,600	207,690
Reliance Steel & Aluminum Co.	2,700	107,190
		314,880
Road & Rail — 1.4%
Marten Transport Ltd. *	4,800	83,856
Total Industrials		915,713

Information Technology — 8.2%
Computers & Peripherals — 5.1%
Maxtor Corp. *	24,100	125,320
Quantum Corp. *	75,500	174,405
		299,725
Electronic Equipment & Instruments — 0.7%
Excel Technology, Inc. *	1,600	41,312

Semiconductors & Semiconductor Equipment — 2.4%
Mattson Technology, Inc. *	17,800	136,882
Total Information Technology		477,919

Materials — 25.6%
Chemicals — 4.6%
Agrium, Inc.	8,600	152,736
Georgia Gulf Corp.	1,400	62,426
PolyOne Corp. *	7,117	53,520
		268,682
Containers & Packaging — 2.5%
Packaging Corp. of America	3,600	88,092
Smurfit-Stone Container Corp. *	2,970	57,529
		145,621
Metals & Mining — 10.6%
Arch Coal, Inc.	1,700	60,333
Century Aluminum Co. *	6,200	171,926
Gibraltar Steel Corp.	6,400	231,424
Imco Recycling, Inc. *	13,700	156,180
		619,863
Paper & Forest Products — 7.9%
Buckeye Technologies, Inc. *	8,000	89,200
Glatfelter	4,800	59,472
Sappi, Ltd., ADR	12,400	177,568
Wausau-Mosinee Paper Corp.	8,134	135,431
		461,671
Total Materials		1,495,837

Total Common Stocks
(Cost—$4,342,760)		5,656,005

	Principal Amount
Short-Term Securities — 6.2%
Repurchase Agreement** — 6.2%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $360,930
(Cost—$360,916)	$360,916	360,916

Total Investments — 103.1%
(Cost—$4,703,676)		6,016,921
Other Liabilities in Excess of Assets — (3.1)%		(180,696)
Net Assets — 100.0%		$5,836,225

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Delaware Small-Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 24.7%
Auto Components — 2.0%
Gentex Corp.	1,700	$59,721

Hotels, Restaurants & Leisure — 8.4%
Cheesecake Factory, Inc. (The) *	2,000	86,800
Four Seasons Hotels, Inc.	500	32,050
Kerzner International Ltd. *	400	17,588
PF Chang’s China Bistro, Inc. *	400	19,396
Wynn Resorts Ltd. *	1,800	93,042
		248,876
Media — 4.6%
Getty Images, Inc. *	1,300	71,890
Gray Television, Inc.	3,400	40,460
Mediacom Communications Corp., (Class A) *	3,600	23,508
		135,858
Multiline Retail — 1.4%
Dollar Tree Stores, Inc. *	1,000	26,950
Tuesday Morning Corp. *	500	15,460
		42,410
Specialty Retail — 3.9%
Petsmart, Inc.	2,900	82,331
Williams-Sonoma, Inc. *	900	33,795
		116,126
Textiles, Apparel & Luxury Goods — 4.4%
Carter’s, Inc. *	1,000	27,690
Coach, Inc. *	2,400	101,808
		129,498
Total Consumer Discretionary		732,489

Consumer Staples — 0.8%
Food Products — 0.8%
Green Mountain Coffee Roasters, Inc. *	1,100	23,122

Financials — 14.6%
Commercial Banks — 4.1%
City National Corp.	800	51,960
Cullen/Frost Bankers, Inc.	1,500	69,705
		121,665
Consumer Finance — 1.6%
Cash America International, Inc.	1,900	46,474

Diversified Financial Services — 1.0%
CapitalSource, Inc. *	1,400	31,276

Insurance — 3.9%
HCC Insurance Holdings, Inc.	500	15,075
IPC Holdings Ltd.	800	30,408
PartnerRe Ltd.	1,300	71,097
		116,580
Thrifts & Mortgage Finance — 4.0%
Downey Financial Corp.	900	49,464
Sovereign Bancorp, Inc.	1,100	24,002
Webster Financial Corp.	900	44,451
		117,917
Total Financials		433,912

Health Care — 27.2%
Biotechnology — 11.6%
Abgenix, Inc. *	3,100	30,566
Amylin Pharmaceuticals, Inc. *	2,200	45,144
Exelixis, Inc. *	2,500	20,150
Martek Biosciences Corp. *	900	43,776
Neurochem, Inc. *	700	12,012
Neurocrine Biosciences, Inc. *	900	42,444
Protein Design Labs, Inc. *	2,700	52,866
Telik, Inc. *	1,200	26,760
United Therapeutics Corp. *	2,000	69,860
		343,578

Health Care Equipment & Supplies — 7.5%
Advanced Neuromodulation Systems, Inc. *	500	15,175
Align Technology, Inc. *	900	13,752
CTI Molecular Imaging, Inc. *	3,500	28,245
Fisher Scientific International, Inc. *	1,700	99,161
Inamed Corp. *	300	14,301
Nektar Therapeutics, Inc. *	3,700	53,576
		224,210
Health Care Providers & Services — 4.1%
Advisory Board Co. (The) *	1,300	43,680
Andrx Corp. *	1,300	29,068
Coventry Health Care, Inc. *	950	50,702
		123,450
Pharmaceuticals — 4.0%
Atherogenics, Inc. *	700	23,065
Medicis Pharmaceutical Corp. (Class A)	1,600	62,464
MGI Pharma, Inc. *	1,200	32,028
		117,557
Total Health Care		808,795

Industrials — 10.7%
Air Freight & Logistics — 2.2%
UTI Worldwide, Inc.	1,100	64,691

Commercial Services & Supplies — 4.3%
Monster Worldwide, Inc. *	2,100	51,744
Resources Connection, Inc. *	1,000	37,780
West Corp. *	1,300	37,869
		127,393
Road & Rail — 2.4%
Sirva, Inc. *	2,200	50,380
Swift Transportation Co., Inc. *	1,200	20,184
		70,564
Trading Companies & Distributors — 1.8%
MSC Industrial Direct Co., Inc. (Class A)	1,600	54,528
Total Industrials		317,176

Information Technology — 21.2%
Communications Equipment — 0.9%
Tekelec *	1,600	26,688

Computers & Peripherals — 0.9%
PalmOne, Inc. *	900	27,396

Electronic Equipment & Instruments — 3.5%
Mettler Toledo International, Inc. *	1,500	70,830
Paxar Corp. *	1,500	34,020
		104,850
Internet Software & Services — 4.2%
Akamai Technologies , Inc. *	2,700	37,935
Ask Jeeves, Inc. *	1,400	45,794
Digital Insight Corp. *	1,300	17,719
Opsware, Inc. *	4,100	23,001
		124,449
IT Services — 1.2%
Checkfree Corp. *	1,300	35,971

Semiconductors & Semiconductor Equipment — 9.1%
AMIS Holdings, Inc. *	1,500	20,280
Cymer, Inc. *	1,800	51,588
Integrated Circuit Systems, Inc. *	1,900	40,850
Micrel, Inc. *	2,800	29,148
ON Semiconductor Corp. *	3,200	10,016
Power Integrations, Inc. *	1,600	32,688
Silicon Laboratories, Inc. *	600	19,854
Skyworks Solutions, Inc. *	6,900	65,550
		269,974
Software — 1.4%
Henry (Jack) & Associates, Inc.	2,200	41,294
Total Information Technology		630,622

Total Common Stocks
(Cost—$2,528,835)		2,946,116

	Principal Amount
Short-Term Securities — 0.7%
Repurchase Agreement** — 0.7%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $21,635
(Cost—$21,634)	$21,634	21,634

Total Investments — 99.9%
(Cost—$2,550,469)		2,967,750
Other Assets Less Liabilities — 0.1%		2,799
Net Assets — 100.0%		$2,970,549

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Lazard International Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.8%
Denmark — 2.3%
Danske Bank A/S, ADR	4,400	$115,662

Finland — 4.3%
Nokia OYJ, ADR	16,000	219,520

France — 10.4%
AXA, ADR	5,000	101,400
Sanofi-Aventis, ADR	2,900	106,169
Societe Generale, ADR	8,700	153,978
Total SA, ADR	1,600	163,472
		525,019
Germany — 4.3%
Schering AG, ADR	1,800	112,950
Siemens AG, ADR	1,400	103,180
		216,130
Ireland — 3.3%
Allied Irish Banks plc, ADR	5,000	166,350

Italy — 5.4%
Eni SpA, ADR	1,500	168,450
Sanpaolo IMI SpA, ADR	4,700	106,220
		274,670
Japan — 8.7%
Canon, Inc., ADR	3,200	150,912
Kao Corp., ADR	650	143,605
Nomura Holdings, Inc., ADR	11,100	143,301
		437,818
Netherlands — 6.3%
Heineken NV, ADR	5,368	161,610
Royal Dutch Petroleum Co. (NY Registered Shares)	3,050	157,380
		318,990
Switzerland — 19.8%
Compagnie Financiere Richemont AG, ADR	3,700	102,374
Credit Suisse Group, ADR *	5,000	159,700
Nestle SA, ADR (Registered)	2,600	148,875
Novartis AG, ADR	3,400	158,678
Roche Holding AG, ADR	1,100	113,638
Swiss Reinsurance Co., ADR	1,800	103,572
UBS AG (Registered)	3,000	210,990
		997,827
United Kingdom — 33.0%
Barclays plc, ADR	5,350	206,991
BP plc, ADR	2,700	155,331
Cadbury Schweppes plc, ADR	6,500	200,915
Diageo plc, ADR	3,100	156,333
GlaxoSmithKline plc, ADR	4,900	214,277
HSBC Holdings plc, ADR	2,600	207,480
Tesco plc, ADR	7,300	113,043
Unilever plc, ADR	5,950	196,469
Vodafone Group plc, ADR	8,900	214,579
		1,665,418
Total Common Stocks
(Cost—$4,371,265)		4,937,404

	Principal Amount
Short-Term Securities — 3.6%
Repurchase Agreement** — 3.6%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $180,807
(Cost—$180,799)	$180,799	180,799

Total Investments — 101.4%
(Cost—$4,552,064)		5,118,203
Other Liabilities in Excess of Assets — (1.4%)		(69,793)

Net Assets — 100.0%	$5,048,410

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Credit Suisse International Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.8%
Brazil — 1.3%
Tele Norte Leste Participacoes SA, ADR	2,565	$33,935

Finland — 1.0%
Stora Enso OYJ, ADR	2,014	27,249
France — 11.3%
AXA, ADR	3,090	62,665
BNP Paribas, ADR	1,585	51,183
France Telecom SA, ADR	1,615	40,375
Lagardere S.C.A., ADR	838	51,977
LVMH Moet Hennessy Louis Vuitton SA, ADR	3,155	42,124
Societe Generale, ADR	2,805	49,645
		297,969
Germany — 5.7%
Bayerische Hypo-Und Vereinsbank AG, ADR	2,000	38,204
E.On AG, ADR	796	58,665
Siemens AG, ADR	753	55,496
		152,365
Hong Kong — 1.5%
Sun Hung Kai Properties, Ltd., ADR	4,145	38,549

Ireland — 1.1%
Bank of Ireland, ADR	540	29,268

Italy — 5.5%
Eni SpA, ADR	721	80,968
Sanpaolo IMI SpA, ADR	2,865	64,749
		145,717
Japan — 16.1%
Bank of Yokohama, Ltd., ADR (The)	730	39,211
Bridgestone Corp., ADR	740	27,343
Canon, Inc., ADR	995	46,924
Komatsu Ltd., ADR	2,290	58,842
Kyocera Corp., ADR	602	42,381
Mitsubishi Tokyo Financial Group, Inc., ADR	3,000	25,020
Nikko Cordial Corp., ADR	660	26,768
Nissan Motor Co., Ltd., ADR	1,275	27,616
Nitto Denko Corp., ADR	50	23,000
Omron Corp., ADR	2,625	57,995
ORIX Corp., ADR	980	49,902
		425,002
Mexico — 1.8%
America Movil SA, ADR	1,195	46,641

Netherlands — 8.4%
ABN AMRO Holding NV, ADR	1,995	45,406
ASML Holding NV (NY Registered Shares) *	2,910	37,452

ING Groep NV, ADR	2,883	72,882
TPG NV, ADR	1,490	36,505
VNU NV, ADR	1,172	30,132
		222,377
Singapore — 2.5%
DBS Group Holdings Ltd., ADR	735	27,940
United Overseas Bank, Ltd., ADR	2,395	38,978
		66,918
Spain — 1.5%
Repsol YPF S.A., ADR	1,847	40,486

Sweden — 3.1%
Sandvik AB, ADR	1,520	52,509
SKF AB, ADR	750	28,485
		80,994
Switzerland — 8.3%
Nestle SA, ADR (Registered)	885	50,674
Novartis AG, ADR	1,600	74,672
Swiss Reinsurance Co., ADR	560	32,172
UBS AG (Registered)	878	61,750
		219,268
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,570	32,630

United Kingdom — 26.5%
AstraZeneca plc, ADR	943	38,785
BAA plc, ADR	6,970	69,811
Barclays plc, ADR	1,620	62,678
BHP Billiton plc, ADR	732	15,482
BP plc, ADR	1,189	68,403
Cadbury Schweppes plc, ADR	1,230	38,019
GlaxoSmithKline plc, ADR	1,770	77,402
HSBC Holdings plc, ADR	685	54,663
Imperial Tobacco Group plc, ADR	1,075	47,128
Marks & Spencer Group plc, ADR	1,460	54,166
Reed Elsevier plc, ADR	1,472	52,271
Shell Transport & Trading Co. plc, ADR	1,160	51,632
Unilever plc, ADR	1,105	36,487
Vodafone Group plc, ADR	1,480	35,683
		702,610
Total Common Stocks
(Cost—$2,357,431)		2,561,978

	Principal Amount
Short-Term Securities — 3.1%
Repurchase Agreement** — 3.1%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $81,699
(Cost—$81,696)	$81,696	81,696

Total Investments — 99.9%
(Cost—$2,439,127)		2,643,674

Other Assets Less Liabilities — 0.1%	3,138
Net Assets — 100.0%	$2,646,812

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Lord Abbett Government Securities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
U.S. Government Securities — 93.3%
U.S. Government Agencies — Collateralized Mortgage Obligations — 8.8%
Federal Home Loan Mortgage Corp.	AAA
3.00% due 05/15/12	AAA	$181,899	$182,023
7.50% due 06/15/06		188,985	188,878

Federal Home Loan Mortgage Corp.(b)
2.46% due 12/15/22	AAA	3,951	3,932

Federal National Mortgage Assn.
5.50% due 12/25/08	AAA	28,628	28,614

Federal National Mortgage Assn.(b)
2.27% due 03/25/09	AAA	173,991	174,515
2.34% due 08/25/07	AAA	162,234	162,823
2.66% due 10/25/08	AAA	111,086	112,027
2.67% due 05/25/08	AAA	78,181	77,902
3.69% due 01/25/22	AAA	78,837	79,934
			1,010,648
U.S. Government Agencies — Mortgage Backed Securities — 70.3%
Federal Home Loan Mortgage Corp., Gold Pool
4.50% due 04/01/19	AAA	867,723	865,441
5.00% due 11/01/18	AAA	200,173	203,733
5.00% due 07/01/19	AAA	787,968	801,324
5.00% due 03/01/34	AAA	573,549	568,592
5.00% due 05/01/34	AAA	166,595	165,155
5.00% due 06/01/34	AAA	74,476	73,832
5.50% due 09/01/18	AAA	174,662	180,625
6.00% due 06/01/08	AAA	42,693	43,987
6.50% due 08/01/32	AAA	6,922	7,269
7.00% due 03/01/32	AAA	47,594	50,500
7.00% due 11/01/32	AAA	163,886	173,894

Federal Home Loan Mortgage Corp., Gold Pool TBA
5.00% due 10/15/34	AAA	115,000	113,850
5.50% due 10/15/16	AAA	155,000	160,038
6.00% due 10/15/34	AAA	950,000	980,875

Federal National Mortgage Assn.
4.75% due 02/21/13	AAA	785,000	778,021
5.50% due 04/01/17	AAA	26,939	27,876
5.50% due 03/01/34	AAA	95,001	96,377
5.50% due 05/01/34	AAA	1,230,001	1,247,815
5.50% due 09/01/34	AAA	169,999	172,461
6.00% due 09/01/32	AAA	10,501	10,878
6.13% due 03/15/12	AAA	361,000	402,191
6.50% due 07/01/30	AAA	184,072	193,240
7.25% due 01/15/10	AAA	192,000	222,653

Federal National Mortgage Association TBA
6.50% due 10/25/34	AAA	490,000	513,888

Government National Mortgage Assn.
7.00% due 02/15/31	AAA	3,549	3,784
			8,058,299
U.S. Government Treasuries — 14.2%
U.S. Treasury Bonds
5.25% due 02/15/29	AAA	1,242,000	1,292,990

U.S. Treasury Notes
4.88% due 02/15/12	AAA	40,000	42,628
6.50% due 02/15/10	AAA	130,000	149,165
U.S. Treasury Strips
5.26% due 11/15/27 (a)	AAA	485,000	146,005
			1,630,788
Total U.S. Government Securities
(Cost—$10,545,804)			10,699,735

Short-Term Securities — 23.2%
Discount Notes — 23.2%
Federal Farm Credit Bank
1.95% due 10/04/04 (a)		1,400,000	1,399,697
Federal Home Loan Bank
1.50% due 10/01/04 (a)		1,261,000	1,260,948
			2,660,645

Repurchase Agreement* — 0.0%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $248	248	248

Total Short-Term Securities
(Cost—$2,660,893)		2,660,893

Total Investments — 116.5%
(Cost—$13,206,697)		13,360,628
Other Liabilities in Excess of Assets — (16.5)%		(1,891,694)
Net Assets — 100.0%		$11,468,934

*                 The repurchase agreement is fully collateralized by U.S.Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement

(a) Zero coupon security - rate disclosed is market yield as of September 30, 2004.

(b) Floating rate security - rate disclosed is as of  September 30, 2004.

Glossary:

TBA — Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/MLIM Fixed-Income Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 100.1%
Consumer Discretionary — 1.8%
Multiline Retail — 1.8%
Target Corp.
6.35% due 01/15/11	A+	$250,000	$278,606

Financials — 18.3%
Capital Markets — 2.6%
Goldman Sachs Group, Inc.
4.13% due 01/15/08	A+	400,000	407,708

Commercial Banks — 4.2%
Bank of America Corp.
5.25% due 02/01/07	A+	250,000	261,988
Wells Fargo & Co.
3.50% due 04/04/08	AA-	400,000	400,717
			662,705
Consumer Finance — 6.1%
American General Finance Corp.
5.38% due 10/01/12	A+	250,000	260,958
Household Finance Corp.
5.88% due 02/01/09	A	400,000	431,191
International Lease Finance Corp.
6.38% due 03/15/09	AA-	250,000	273,854
			966,003
Diversified Financial Services — 3.7%
CIT Group, Inc.
5.50% due 11/30/07	A	250,000	265,234
National Rural Utilities Cooperative Finance Corp.
6.00% due 05/15/06	A+	300,000	314,602
			579,836
Thrifts & Mortgage Finance — 1.7%
Countrywide Home Loans, Inc.
5.50% due 08/01/06	A	250,000	260,747
Total Financials			2,876,999

Industrials — 2.1%
Industrial Conglomerates — 2.1%
General Electric Co.
5.00% due 02/01/13	AAA	325,000	334,243

Information Technology — 1.7%
Computers & Peripherals — 1.7%
International Business Machines Corp.
5.38% due 02/01/09	A+	250,000	266,571

Materials — 2.7%
Metals & Mining — 2.7%
Alcoa, Inc.
5.38% due 01/15/13	A-	400,000	420,269

U.S. Government Securities — 73.5%
U.S. Government Agencies — 53.2%

Federal Home Loan Bank
4.63% due 04/15/05	AAA	420,000	425,549
5.13% due 03/06/06	AAA	250,000	259,007

Federal Home Loan Mortgage Corp. Gold Pool
5.13% due 07/15/12	AAA	350,000	367,637
5.50% due 12/01/17	AAA	238,489	246,631

Federal National Mortgage Assn.
3.25% due 01/15/08	AAA	500,000	499,098
3.88% due 03/15/05	AAA	250,000	252,171
5.00% due 02/01/18	AAA	300,593	305,783
5.00% due 11/01/18	AAA	890,025	905,389
5.25% due 01/15/09	AAA	350,000	372,772
5.50% due 11/01/17	AAA	409,742	423,986
5.50% due 02/01/19	AAA	432,060	447,080
6.00% due 07/01/17	AAA	24,687	25,895
6.00% due 09/01/17	AAA	168,367	176,606
6.00% due 11/01/32	AAA	124,219	128,675
6.00% due 01/01/33	AAA	434,557	450,146
6.00% due 02/01/33	AAA	272,340	282,110
6.00% due 11/01/33	AAA	796,233	825,026
6.50% due 06/01/16	AAA	28,518	30,208
6.50% due 06/01/17	AAA	13,916	14,740
6.50% due 08/01/32	AAA	326,318	342,571
6.50% due 12/01/33	AAA	405,312	425,499
6.63% due 10/15/07	AAA	240,000	263,461
7.00% due 05/01/32	AAA	295,423	313,371

Government National Mortgage Assn.
5.00% due 11/15/18	AAA	455,724	467,530
6.50% due 03/15/32	AAA	84,083	88,781
7.00% due 07/15/32	AAA	23,321	24,863
			8,364,585
U.S. Government Treasuries — 20.3%
U.S. Treasury Notes
1.88% due 11/30/05	AAA	650,000	647,156
4.00% due 11/15/12	AAA	750,000	753,633
4.38% due 05/15/07	AAA	750,000	779,912
4.63% due 05/15/06	AAA	200,000	206,914
4.75% due 11/15/08	AAA	500,000	530,000
6.63% due 05/15/07	AAA	250,000	274,131
			3,191,746

Total U.S. Government Securities			11,556,331

Total Fixed Income Investments
(Cost—$15,665,640)			15,733,019

Total Investments — 100.1%
(Cost—$15,665,640)			15,733,019
Other Liabilities in Excess of Assets — (0.1)%			(9,782)
Net Assets — 100.0%			$15,723,237

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Lord Abbett Affiliated Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 92.6%
Consumer Discretionary — 10.1%
Household Durables — 0.4%
Newell Rubbermaid, Inc.	7,137	$143,025

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	900	28,998

Media — 6.6%
Clear Channel Communications, Inc.	10,442	325,477
Comcast Corp. (Class A Non-Voting) *	17,744	495,412
Cox Communications, Inc. (Class A) *	1,600	53,008
Tribune Co.	8,547	351,709
Viacom, Inc. (Class B)	9,014	302,510
Walt Disney Co.	26,783	603,957
		2,132,073
Multiline Retail — 0.9%
Federated Department Stores, Inc.	600	27,258
Target Corp.	5,530	250,233
		277,491
Specialty Retail — 1.1%
Gap, Inc. (The)	18,801	351,579

Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc. (Class B)	4,164	328,123
Total Consumer Discretionary		3,261,289

Consumer Staples — 8.9%
Beverages — 2.1%
Coca-Cola Co. (The)	700	28,035
Diageo plc, ADR	2,304	116,191
PepsiCo, Inc.	10,997	535,004
		679,230
Food & Staples Retailing — 1.5%
CVS Corp.	4,700	198,011
Kroger Co. *	18,400	285,568
		483,579
Food Products — 3.6%
Archer-Daniels-Midland Co.	6,340	107,653
H.J. Heinz Co.	5,000	180,100
Kellogg Co.	5,854	249,732
Kraft Foods, Inc. (Class A)	19,634	622,790
		1,160,275
Household Products — 0.9%
Clorox Co.	1,600	85,280
Kimberly-Clark Corp.	3,500	226,065
		311,345
Personal Products — 0.8%
Gillette Co. (The)	5,949	248,311
Total Consumer Staples		2,882,740

Energy — 8.2%
Energy Equipment & Services — 3.2%
Baker Hughes, Inc.	9,997	437,069
GlobalSantaFe Corp.	4,200	128,730
Schlumberger, Ltd.	6,877	462,891
		1,028,690
Oil & Gas — 5.0%
Exxon Mobil Corp.	33,544	1,621,181
Total Energy		2,649,871

Financials — 13.5%
Capital Markets — 2.9%
Bank of New York Co., Inc. (The)	11,344	330,904
Goldman Sachs Group, Inc.	1,919	178,928
Mellon Financial Corp.	16,065	444,840
		954,672
Commercial Banks — 4.1%
Bank of America Corp.	7,696	333,468
Marshall & Ilsley Corp.	2,200	88,660

Mitsubishi Tokyo Financial Group, Inc., ADR	8,700	72,558
U.S. Bancorp	6,910	199,699
Wachovia Corp.	6,802	319,354
Wells Fargo & Co.	5,316	316,993
		1,330,732
Consumer Finance — 0.1%
MBNA Corp.	1,000	25,200

Diversified Financial Services — 3.7%
Citigroup, Inc.	12,224	539,323
JPMorgan Chase & Co.	16,153	641,758
		1,181,081
Insurance — 2.7%
American International Group, Inc.	8,659	588,725
Hartford Financial Services Group, Inc.	1,915	118,596
St. Paul Travelers Cos., Inc. (The)	5,263	173,995
		881,316
Total Financials		4,373,001

Health Care — 11.5%
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	13,118	421,875
Guidant Corp.	400	26,416
		448,291
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	6,905	302,232
Cigna Corp.	4,800	334,224
		636,456
Pharmaceuticals — 8.1%
Abbott Laboratories	5,490	232,556
Bristol-Myers Squibb Co.	6,296	149,026
Merck & Co., Inc.	8,301	273,933
Novartis AG, ADR	16,222	757,081
Pfizer, Inc.	8,800	269,280
Schering-Plough Corp.	22,822	434,987
Wyeth	13,394	500,936
		2,617,799
Total Health Care		3,702,546

Industrials — 16.1%
Aerospace & Defense — 0.3%
Honeywell International, Inc.	3,000	107,580

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B)	4,100	311,272

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	10,201	278,895

Electrical Equipment — 0.7%
Emerson Electric Co.	3,667	226,951

Industrial Conglomerates — 3.8%
General Electric Co.	21,400	718,612
Tyco International, Ltd.	16,420	503,437
		1,222,049
Machinery — 6.7%
Caterpillar, Inc.	3,671	295,332
Deere & Co.	13,606	878,267
Eaton Corp.	6,652	421,804
Illinois Tool Works, Inc.	3,217	299,728
Parker Hannifin Corp.	4,813	283,293
		2,178,424
Road & Rail — 2.7%
Canadian National Railway Co.	5,699	276,401
CSX Corp.	6,516	216,331
Union Pacific Corp.	6,246	366,016
		858,748
Total Industrials		5,183,919

Information Technology — 11.7%
Communications Equipment — 3.5%
Corning, Inc. *	12,978	143,796
Motorola, Inc.	46,773	843,785

Nortel Networks Corp. *	46,500	158,100
		1,145,681
Computers & Peripherals — 3.6%
Apple Computer, Inc. *	12,966	502,433
EMC Corp. *	52,191	602,284
International Business Machines Corp.	700	60,018
		1,164,735
Electronic Equipment & Instruments — 0.9%
Solectron Corp. *	59,200	293,040

Office Electronics — 1.5%
Xerox Corp. *	33,909	477,439

Semiconductors & Semiconductor Equipment — 0.6%
Novellus Systems, Inc. *	600	15,954
Teradyne, Inc. *	4,602	61,667
Texas Instruments, Inc.	4,849	103,186
		180,807
Software — 1.6%
Microsoft Corp.	15,900	439,635
Veritas Software Corp. *	3,800	67,640
		507,275
Total Information Technology		3,768,977

Materials — 8.3%
Chemicals — 3.3%
Du Pont (E.I.) de Nemours & Co.	10,040	429,712
Monsanto Co.	4,136	150,633
Potash Corp. of Saskatchewan, Inc.	2,878	184,682
Praxair, Inc.	7,108	303,796
		1,068,823
Metals & Mining — 2.8%
Alcoa, Inc.	14,117	474,190
Newmont Mining Corp.	9,359	426,115
		900,305
Paper & Forest Products — 2.2%
International Paper Co.	17,678	714,368
Total Materials		2,683,496

Telecommunication Services — 3.5%
Diversified Telecommunication Services — 3.5%
Qwest Communications International, Inc. *	20,462	68,138
SBC Communications, Inc.	14,787	383,723
Verizon Communications, Inc.	17,562	691,592
Total Telecommunication Services		1,143,453

Utilities — 0.8%
Electric Utilities — 0.8%
PG&E Corp. *	1,200	36,480
Progress Energy, Inc.	5,488	232,362
Total Utilities		268,842

Total Common Stocks
(Cost—$28,626,520)		29,918,134

	Principal Amount
Short-Term Securities — 5.9%
Repurchase Agreement** — 5.9%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $1,897,423
(Cost—$1,897,343)	$1,897,343	1,897,343

Total Investments — 98.5%
(Cost—$30,523,863)		31,815,477
Other Assets Less Liabilities — 1.5%		489,801
Net Assets — 100.0%		$32,305,278

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/PIMCO CCM Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.1%
Consumer Discretionary — 16.1%
Automobiles — 1.0%
Harley Davidson, Inc.	27,700	$1,646,488

Hotels, Restaurants & Leisure — 5.2%
Marriott International, Inc., (Class A)	41,600	2,161,536
MGM Mirage *	41,700	2,070,405
Starbucks Corp. *	49,500	2,250,270
Starwood Hotels & Resorts Worldwide, Inc.	52,700	2,446,334
		8,928,545
Household Durables — 3.4%
D.R. Horton, Inc.	60,580	2,005,804
Fortune Brands, Inc.	25,650	1,900,408
Harman International Industries, Inc.	17,700	1,907,175
		5,813,387
Media — 2.3%
Time Warner, Inc. *	120,000	1,936,800
Walt Disney Co.	88,900	2,004,695
		3,941,495
Multiline Retail — 0.9%
J.C. Penney Co., Inc.	46,700	1,647,576

Specialty Retail — 1.0%
Sherwin-Williams Co. (The)	40,800	1,793,568

Textiles, Apparel & Luxury Goods — 2.3%
Coach, Inc. *	39,300	1,667,106
Nike, Inc. (Class B)	28,200	2,222,160
		3,889,266
Total Consumer Discretionary		27,660,325

Consumer Staples — 7.9%
Food & Staples Retailing — 1.2%
Whole Foods Market, Inc.	23,100	1,981,749

Food Products — 1.2%
Hershey Foods Corp.	44,200	2,064,582

Household Products — 2.2%
Clorox Co.	33,000	1,758,900
Procter & Gamble Co.	38,840	2,102,021
		3,860,921
Personal Products — 3.3%
Avon Products, Inc.	39,380	1,720,118
Estee Lauder Cos., Inc. (The)	40,500	1,692,900
Gillette Co. (The)	55,700	2,324,918
		5,737,936
Total Consumer Staples		13,645,188

Energy — 10.3%
Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	41,300	1,805,636
BJ Services Co.	34,500	1,808,145
		3,613,781
Oil & Gas — 8.2%
Apache Corp.	37,480	1,878,123
Burlington Resources, Inc.	50,700	2,068,560
ConocoPhillips, Inc.	30,500	2,526,925
Devon Energy Corp.	27,000	1,917,270
Kerr-McGee Corp.	32,000	1,832,000
Occidental Petroleum Corp.	39,560	2,212,591
XTO Energy, Inc.	51,725	1,680,028
		14,115,497
Total Energy		17,729,278

Financials — 13.0%
Capital Markets — 1.2%
Goldman Sachs Group, Inc.	22,000	2,051,280

Commercial Banks — 2.4%
Bank of America Corp.	92,836	4,022,584

Consumer Finance — 0.6%
Capital One Financial Corp.	14,900	1,101,110

Diversified Financial Services — 4.0%
CIT Group, Inc.	48,700	1,820,893
Citigroup, Inc.	53,180	2,346,301
JPMorgan Chase & Co.	68,012	2,702,117
		6,869,311
Insurance — 3.6%
ACE, Ltd.	42,200	1,690,532
Allstate Corp. (The)	18,250	875,818
Metlife, Inc.	48,000	1,855,200
Progressive Corp. (The)	19,900	1,686,525
		6,108,075
Thrifts & Mortgage Finance — 1.2%
MGIC Investment Corp.	31,400	2,089,670
Total Financials		22,242,030

Health Care — 12.8%
Biotechnology — 2.2%
Genzyme Corp. *	32,500	1,768,325
Gilead Sciences, Inc. *	52,600	1,966,188
		3,734,513
Health Care Equipment & Supplies — 2.3%
Bard (C.R.), Inc.	32,300	1,829,149
Waters Corp. *	46,900	2,068,290
		3,897,439
Health Care Providers & Services — 3.1%
Aetna, Inc.	18,100	1,808,733
Laboratory Corporation of America Holdings *	41,000	1,792,520
UnitedHealth Group, Inc.	24,700	1,821,378
		5,422,631
Pharmaceuticals — 5.2%
Johnson & Johnson	30,300	1,706,799
Pfizer, Inc.	171,700	5,254,020
Teva Pharmaceutical Industries Ltd., ADR	74,400	1,930,680
		8,891,499
Total Health Care		21,946,082

Industrials — 16.3%
Aerospace & Defense — 3.4%
Boeing Co. (The)	45,800	2,364,196
Honeywell International, Inc.	47,700	1,710,522
Raytheon Co.	48,100	1,826,838
		5,901,556
Air Freight & Logistics — 1.4%
United Parcel Service, Inc. (Class B)	32,400	2,459,808

Building Products — 1.2%
Masco Corp.	61,000	2,106,330

Commercial Services & Supplies — 1.2%
Robert Half International, Inc.	76,600	1,973,982

Electrical Equipment — 1.0%
Emerson Electric Co.	27,600	1,708,164

Industrial Conglomerates — 2.4%
3M Co.	28,900	2,311,133
Tyco International, Ltd.	57,400	1,759,884
		4,071,017
Machinery — 4.4%
Eaton Corp.	28,200	1,788,162
Illinois Tool Works, Inc.	18,600	1,732,962
Ingersoll-Rand Co. (Class A)	30,500	2,073,085
Parker Hannifin Corp.	33,500	1,971,810
		7,566,019
Road & Rail — 1.3%
Norfolk Southern Corp.	72,700	2,162,098
Total Industrials		27,948,974

Information Technology — 15.9%
Communications Equipment — 4.9%
Cisco Systems, Inc. *	132,550	2,399,155
Corning, Inc. *	169,600	1,879,168
Motorola, Inc.	127,900	2,307,316
Qualcomm, Inc.	46,400	1,811,456
		8,397,095
Computers & Peripherals — 2.5%
Apple Computer, Inc. *	58,200	2,255,250
Lexmark International, Inc., (Class A) *	24,200	2,033,042
		4,288,292
Internet Software & Services — 1.1%
Verisign, Inc. *	97,200	1,932,336

Semiconductors & Semiconductor Equipment — 0.5%
Micron Technology, Inc. *	68,800	827,664

Software — 6.9%
Adobe Systems, Inc.	38,700	1,914,489
Electronic Arts, Inc. *	41,200	1,894,788
Microsoft Corp.	206,480	5,709,172
Symantec Corp. *	42,400	2,326,912
		11,845,361
Total Information Technology		27,290,748

Materials — 2.3%
Chemicals — 1.1%
Monsanto Co.	50,100	1,824,642

Metals & Mining — 1.2%
Phelps Dodge Corp.*	23,400	2,153,502
Total Materials		3,978,144

Telecommunication Services — 3.5%
Diversified Telecommunication Services — 3.5%
BellSouth Corp.	75,600	2,050,272
Sprint Corp.	100,650	2,026,084
Verizon Communications, Inc.	51,200	2,016,257
Total Telecommunication Services		6,092,613

Total Common Stocks
(Cost—$156,416,352)		168,533,382

	Principal Amount
Short-Term Securities — 3.6%
Repurchase Agreement** — 3.6%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $6,257,531
(Cost—$6,257,269)	$6,257,269	6,257,269

Total Investments — 101.7%
(Cost—$162,673,621)		174,790,651
Other Liabilities in Excess of Assets — (1.7)%		(2,971,561)
Net Assets — 100.0%		$171,819,090

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.4%
Consumer Discretionary — 19.1%
Auto Components — 2.0%
Dana Corp.	155,900	$2,757,871

Distributors — 2.3%
Genuine Parts Co.	83,400	3,200,892

Hotels, Restaurants & Leisure — 0.5%
Yum! Brands, Inc. *	16,000	650,560

Household Durables — 5.2%
American Greetings Corp. (Class A) *	44,300	1,112,816
Leggett & Platt, Inc.	74,100	2,082,210
Newell Rubbermaid, Inc.	72,400	1,450,896
Snap-On, Inc.	74,100	2,042,196
Tupperware Corp.	27,300	463,554
		7,151,672
Media — 1.7%
Interpublic Group of Cos., Inc. *	125,300	1,326,927
R.H. Donnelley Corp. *	20,900	1,031,624
		2,358,551
Multiline Retail — 2.4%
Federated Department Stores, Inc.	17,900	813,197
J.C. Penney Co., Inc.	32,500	1,146,600
May Department Stores Co. (The)	53,800	1,378,894
		3,338,691
Specialty Retail — 4.0%
Boise Cascade Corp.	23,900	795,392
Foot Locker, Inc.	118,500	2,808,450
Limited Brands, Inc.	48,900	1,089,981
Payless Shoesource, Inc. *	78,800	798,244
		5,492,067
Textiles, Apparel & Luxury Goods — 1.0%
Tommy Hilfiger Corp. *	139,800	1,379,826
Total Consumer Discretionary		26,330,130

Consumer Staples — 3.4%
Food & Staples Retailing — 0.6%
Safeway, Inc. *	44,100	851,571

Food Products — 2.8%
Archer-Daniels-Midland Co.	146,800	2,492,664
Dean Foods Co. *	44,500	1,335,890
		3,828,554
Total Consumer Staples		4,680,125

Energy — 8.1%
Energy Equipment & Services — 6.0%
GlobalSantaFe Corp.	75,200	2,304,880
Halliburton Co.	102,300	3,446,487
Pride International, Inc. *	128,200	2,537,078
		8,288,445
Oil & Gas — 2.1%
EOG Resources, Inc.	43,600	2,871,060
Total Energy		11,159,505

Financials — 14.7%
Insurance — 9.7%
Conseco, Inc. *	76,300	1,347,458
Everest Re Group, Ltd.	31,300	2,326,529
Lincoln National Corp.	16,700	784,900
MBIA, Inc.	9,400	547,174
PartnerRe Ltd.	43,800	2,395,422
SAFECO Corp.	73,800	3,368,970
Transatlantic Holdings, Inc.	2,750	149,462
XL Capital Ltd. (Class A)	32,400	2,397,276
		13,317,191
Real Estate — 3.6%
Health Care Property Investors, Inc.	17,700	460,200

Healthcare Realty Trust, Inc.	46,600	1,819,264
Host Marriott Corp. *	189,500	2,658,685
		4,938,149
Thrifts & Mortgage Finance — 1.4%
PMI Group, Inc. (The)	48,600	1,972,188
Total Financials		20,227,528

Health Care — 8.1%
Health Care Equipment & Supplies — 1.9%
Bausch & Lomb, Inc.	38,900	2,584,905

Health Care Providers & Services — 3.8%
Aetna, Inc.	31,600	3,157,788
Caremark Rx, Inc. *	64,900	2,081,343
		5,239,131
Pharmaceuticals — 2.4%
King Pharmaceuticals, Inc. *	156,600	1,869,804
Mylan Laboratories, Inc.	82,450	1,484,100
		3,353,904
Total Health Care		11,177,940

Industrials — 10.1%
Commercial Services & Supplies — 2.0%
R.R. Donnelley & Sons Co.	89,005	2,787,637

Electrical Equipment — 1.9%
Hubbell, Inc. (Class B)	59,700	2,676,351

Machinery — 4.1%
CNH Global NV	59,020	1,155,611
Cummins, Inc.	27,800	2,054,142
Timken Co.	99,700	2,454,614
		5,664,367
Road & Rail — 0.2%
USF Corp.	6,100	218,929

Trading Companies & Distributors — 1.9%
WW Grainger, Inc.	45,200	2,605,780
Total Industrials		13,953,064

Information Technology — 5.6%
Communications Equipment — 1.0%
Avaya, Inc. *	100,600	1,402,364

Internet Software & Services — 1.3%
McAfee, Inc. *	89,600	1,800,960

IT Services — 1.2%
Computer Sciences Corp. *	35,500	1,672,050

Software — 2.1%
Cadence Design Systems, Inc. *	113,000	1,473,520
Sybase, Inc. *	98,800	1,362,452
		2,835,972
Total Information Technology		7,711,346

Materials — 18.5%
Chemicals — 10.2%
Crompton Corp.	185,100	1,756,599
Eastman Chemical Co.	77,100	3,666,105
IMC Global, Inc. *	164,500	2,860,655
Monsanto Co.	89,900	3,274,158
Potash Corp. of Saskatchewan, Inc.	38,000	2,438,460
		13,995,977
Containers & Packaging — 4.1%
Ball Corp.	73,400	2,747,362
Pactiv Corp. *	128,100	2,978,325
		5,725,687
Paper & Forest Products — 4.2%
Georgia-Pacific Corp.	85,826	3,085,445
MeadWestvaco Corp.	83,600	2,666,840
		5,752,285
Total Materials		25,473,949

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
CenturyTel, Inc.	34,500	1,181,280

Utilities — 8.0%
Electric Utilities — 5.4%
Ameren Corp.	58,800	2,713,620
CMS Energy Corp. *	191,300	1,821,176
Northeast Utilities	112,500	2,181,375
Puget Energy, Inc.	29,300	665,110
		7,381,281
Gas Utilities — 2.6%
NiSource, Inc.	103,900	2,182,939
Southwest Gas Corp.	59,300	1,420,235
		3,603,174
Total Utilities		10,984,455

Total Common Stocks
(Cost—$106,635,436)		132,879,322

	Principal Amount
Short-Term Securities — 2.8%
Repurchase Agreement** — 2.8%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $3,865,720
(Cost—$3,865,558)	$3,865,558	3,865,558

Total Investments — 99.2%
(Cost—$110,500,994)		136,744,880
Other Assets Less Liabilities — 0.8%		1,037,623
Net Assets — 100.0%		$137,782,503

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Seligman Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.4%
Consumer Discretionary — 12.0%
Auto Components — 0.5%
Gentex Corp.	6,560	$230,453

Hotels, Restaurants & Leisure — 3.7%
Cheesecake Factory, Inc. (The) *	11,400	494,760
Marriott International, Inc., (Class A)	4,700	244,212
Starwood Hotels & Resorts Worldwide, Inc.	11,100	515,262
Yum! Brands, Inc. *	10,600	430,996
		1,685,230
Leisure Equipment & Products — 2.1%
Brunswick Corp.	15,100	690,976
SCP Pool Corp.	9,150	244,671
		935,647
Multiline Retail — 1.3%
Family Dollar Stores, Inc.	21,500	582,650

Specialty Retail — 4.4%
Bed Bath & Beyond, Inc. *	18,500	686,535
Chico’s FAS, Inc. *	17,040	582,768
Tractor Supply Co. *	16,400	515,616
Williams-Sonoma, Inc. *	6,100	229,055
		2,013,974
Total Consumer Discretionary		5,447,954

Consumer Staples — 3.6%
Food & Staples Retailing — 1.1%
NeighborCare, Inc. *	12,100	306,735
Whole Foods Market, Inc.	2,300	197,317
		504,052
Food Products — 1.2%
Hershey Foods Corp.	5,800	270,918
Wm. Wrigley Jr. Co.	4,000	253,240
		524,158
Household Products — 0.9%
Rayovac Corp. *	15,800	416,330

Personal Products — 0.4%
USANA Health Sciences, Inc.	5,600	194,880
Total Consumer Staples		1,639,420

Energy — 4.0%
Energy Equipment & Services — 1.9%
BJ Services Co.	5,600	293,496
Smith International, Inc. *	9,300	564,789
		858,285
Oil & Gas — 2.1%
EOG Resources, Inc.	6,300	414,855
Noble Energy, Inc.	9,300	541,632
		956,487
Total Energy		1,814,772

Health Care — 22.9%
Biotechnology — 5.9%
Amylin Pharmaceuticals, Inc. *	11,100	227,772
Biogen Idec, Inc. *	2,472	151,212
Enzon Pharmaceuticals, Inc. *	17,600	280,720
Eyetech Pharmaceuticals, Inc. *	2,800	95,172
Gen-Probe, Inc. *	4,300	171,441
Genzyme Corp. *	7,100	386,311
Human Genome Sciences, Inc. *	29,100	317,481
Martek Biosciences Corp. *	6,100	296,704
Medimmune, Inc. *	16,055	380,504
Millennium Pharmaceuticals, Inc. *	11,100	152,181
Serologicals Corp. *	9,800	228,634
		2,688,132
Health Care Equipment & Supplies — 9.0%
Bard (C.R.), Inc.	6,600	373,758
Biomet, Inc.	22,100	1,036,048

Fisher Scientific International, Inc. *	13,400	781,622
Given Imaging Ltd. *	4,500	173,025
Immucor, Inc. *	16,000	396,000
Millipore Corp. *	6,400	306,240
Nektar Therapeutics, Inc. *	6,800	98,464
St. Jude Medical, Inc. *	6,470	486,997
Waters Corp. *	5,100	224,910
Zimmer Holdings, Inc. *	2,880	227,635
		4,104,699
Health Care Providers & Services — 4.9%
Aetna, Inc.	5,100	509,643
Caremark Rx, Inc. *	11,700	375,219
Cerner Corp. *	5,200	224,952
Henry Schein, Inc. *	5,500	342,705
Lincare Holdings, Inc. *	5,100	151,521
Quest Diagnostic, Inc.	5,100	449,922
VCA Antech, Inc. *	7,400	152,662
		2,206,624
Pharmaceuticals — 3.1%
Allergan, Inc.	2,400	174,120
Atrix Labs, Inc. *	5,100	156,519
Ivax Corp. *	11,100	212,565
Medicis Pharmaceutical Corp. (Class A)	11,300	441,152
Sepracor, Inc. *	8,800	429,264
		1,413,620
Total Health Care		10,413,075

Industrials — 24.9%
Aerospace & Defense — 3.1%
BE Aerospace, Inc. *	20,700	188,370
Precision Castparts Corp.	9,900	594,495
Rockwell Collins, Inc.	16,700	620,238
		1,403,103
Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	12,700	656,590

Airlines — 1.4%
Southwest Airlines Co.	45,400	618,348

Building Products — 1.2%
American Standard Cos., Inc. *	13,500	525,285

Commercial Services & Supplies — 14.0%
Aramark Corp. (Class B)	40,800	984,912
Avery Dennison Corp.	8,100	532,818
Cintas Corp.	21,700	912,268
Herman Miller, Inc.	39,500	973,675
Manpower, Inc.	17,400	774,126
Monster Worldwide, Inc. *	28,200	694,848
Robert Half International, Inc.	30,630	789,335
United Rentals, Inc. *	42,600	676,914
		6,338,896
Construction & Engineering — 0.8%
Fluor Corp.	8,200	365,064

Machinery — 3.0%
AGCO Corp. *	36,000	814,320
CNH Global NV	28,400	556,072
		1,370,392
Total Industrials		11,277,678

Information Technology — 24.2%
Communications Equipment — 1.8%
Juniper Networks, Inc. *	28,700	677,320
Lucent Technologies, Inc. *	40,900	129,653
		806,973
Computers & Peripherals — 0.8%
Network Appliance, Inc. *	16,600	381,800

Electronic Equipment & Instruments — 2.5%
Symbol Technologies, Inc.	36,700	463,888
Trimble Navigation Ltd. *	20,800	657,280
		1,121,168

Internet Software & Services — 3.3%
Ask Jeeves, Inc. *	21,300	696,723
FindWhat.com *	8,000	149,840
Infospace, Inc. *	5,800	274,862
Verisign, Inc. *	18,600	369,768
		1,491,193
IT Services — 3.0%
Affiliated Computer Services, Inc. (Class A) *	11,600	645,772
Fiserv, Inc. *	6,400	223,104
Iron Mountain, Inc. *	14,400	487,440
		1,356,316
Semiconductors & Semiconductor Equipment — 7.4%
Altera Corp. *	18,200	356,174
Broadcom Corp. (Class A) *	20,200	551,258
Kla-Tencor Corp. *	18,200	754,936
Linear Technology Corp.	12,200	442,128
Marvell Technology Group, Ltd. *	15,200	397,176
National Semiconductor Corp. *	12,400	192,076
Skyworks Solutions, Inc. *	71,800	682,100
		3,375,848
Software — 5.4%
Adobe Systems, Inc.	6,400	316,608
Cogent, Inc. *	500	9,110
Cognos, Inc. *	9,900	351,648
Intuit, Inc. *	7,300	331,420
Macromedia, Inc. *	23,300	467,864
Mercury Interactive Corp. *	6,600	230,208
Red Hat, Inc. *	27,700	339,048
Veritas Software Corp. *	22,480	400,144
		2,446,050
Total Information Technology		10,979,348
Materials — 4.3%
Chemicals — 2.9%
Airgas, Inc.	24,600	592,122
Cytec Industries, Inc.	14,200	695,090
		1,287,212
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,700	190,350

Paper & Forest Products — 1.0%
MeadWestvaco Corp.	14,400	459,360
Total Materials		1,936,922

Telecommunication Services — 0.5%
Wireless Telecommunication Services — 0.5%
Nextel Partners, Inc., (Class A) *	14,500	240,410

Total Common Stocks
(Cost—$41,968,118)		43,749,579

	Principal Amount
Short-Term Securities — 3.9%
Repurchase Agreement** — 3.9%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $1,777,699
(Cost—$1,777,624)	$1,777,624	1,777,624

Total Investments — 100.3%
(Cost—$43,745,742)		45,527,203
Other Liabilities in Excess of Assets — (0.3)%		(133,074)
Net Assets — 100.0%		$45,394,129

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/PIMCO Small Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 65.4%
Consumer Discretionary — 6.8%
Auto Components — 0.6%
ArvinMeritor, Inc.	28,000	$525,000

Hotels, Restaurants & Leisure — 1.4%
Bob Evans Farms, Inc.	18,700	507,892
Intrawest Corp.	33,500	634,490
		1,142,382
Household Durables — 0.4%
Libbey, Inc.	19,100	357,170

Leisure Equipment & Products — 1.1%
Arctic Cat, Inc.	6,500	168,675
Callaway Golf Co.	30,200	319,214
Sturm Ruger & Co., Inc.	46,500	418,965
		906,854
Specialty Retail — 1.3%
Burlington Coat Factory Warehouse Corp.	27,400	581,702
Cato Corp. (The) (Class A)	23,300	518,425
		1,100,127
Textiles, Apparel & Luxury Goods — 2.0%
Brown Shoe Co., Inc.	20,600	516,236
Kellwood Co.	15,200	554,040
Russell Corp.	33,200	559,088
		1,629,364
Total Consumer Discretionary		5,660,897

Consumer Staples — 5.5%
Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	32,200	598,598
Ruddick Corp.	28,300	555,812
Weis Markets, Inc.	16,700	565,796
		1,720,206
Food Products — 2.0%
Corn Products International, Inc.	11,900	548,590
Fresh Del Monte Produce, Inc.	23,000	572,930
Lancaster Colony Corp.	13,900	586,094
		1,707,614
Household Products — 0.7%
WD-40 Co.	21,000	600,600

Tobacco — 0.7%
Universal Corp.	12,300	549,072
Total Consumer Staples		4,577,492

Energy — 7.8%
Energy Equipment & Services — 0.7%
Tidewater, Inc.	18,000	585,900

Oil & Gas — 7.1%
Berry Petroleum Co. (Class A)	17,400	639,102
Cabot Oil & Gas Corp.	13,700	615,130
Frontline Ltd.	17,200	811,668
Holly Corp.	3,300	84,150
Penn Virginia Corp.	15,800	625,522
Range Resources Corp.	36,300	634,887
St. Mary Land & Exploration Co.	15,700	625,017
Teekay Shipping Corp.	15,400	663,586
Western Gas Resources, Inc.	19,100	546,069
World Fuel Services Corp.	16,800	601,440
		5,846,571
Total Energy		6,432,471

Financials — 12.2%
Commercial Banks — 2.7%
Amcore Financial, Inc.	19,400	550,572
BancorpSouth, Inc.	24,300	558,657
Old National Bancorp	23,200	576,288
Susquehanna Bancshares, Inc.	23,200	570,720
		2,256,237

Insurance — 2.7%
AmerUs Group Co.	13,500	553,500
Delphi Financial Group, Inc. (Class A)	13,300	534,261
Landamerica Financial Group, Inc.	12,400	564,200
Scottish Re Group, Ltd.	25,800	546,186
		2,198,147
Real Estate — 5.5%
CBL & Associates Properties, Inc.	9,200	560,740
Equity One, Inc.	29,500	578,790
First Industrial Realty Trust, Inc.	14,800	546,120
Healthcare Realty Trust, Inc.	15,200	593,408
HRPT Properties Trust	52,100	572,579
Nationwide Health Properties, Inc.	28,200	585,150
New Plan Excel Realty Trust	20,900	522,500
Shurgard Storage Centers, Inc. (Class A)	15,200	589,760
		4,549,047
Thrifts & Mortgage Finance — 1.3%
Commercial Federal Corp.	20,000	539,600
Washington Federal, Inc.	22,390	563,108
		1,102,708
Total Financials		10,106,139

Health Care — 2.7%
Health Care Equipment & Supplies — 2.0%
Arrow International, Inc.	20,300	606,970
Invacare Corp.	13,000	598,000
West Pharmaceutical Services, Inc.	22,200	462,870
		1,667,840
Health Care Providers & Services — 0.7%
Owens & Minor, Inc.	22,100	561,340
Total Health Care		2,229,180

Industrials — 14.2%
Aerospace & Defense — 1.7%
Curtiss-Wright Corp.	10,000	572,300
Kaman Corp. (Class A)	22,000	262,680
Precision Castparts Corp.	9,800	588,490
		1,423,470
Building Products — 2.1%
Lennox International, Inc.	36,700	548,298
Universal Forest Products, Inc.	16,500	564,300
York International Corp.	18,400	581,256
		1,693,854
Commercial Services & Supplies — 1.5%
Banta Corp.	14,900	592,275
Ennis, Inc.	30,200	646,884
		1,239,159
Construction & Engineering — 0.7%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	19,400	581,806

Electrical Equipment — 1.4%
Acuity Brands, Inc.	24,400	579,988
Regal Beloit Corp.	24,300	587,817
		1,167,805
Industrial Conglomerates — 0.7%
Teleflex, Inc.	14,000	595,000

Machinery — 4.0%
Albany International Corp.	16,300	485,903
Barnes Group, Inc.	21,700	596,099
Crane Co.	20,200	584,184
Harsco Corp.	12,600	565,740
Lincoln Electric Holdings, Inc.	17,900	561,344
Valmont Industries, Inc.	26,700	557,229
		3,350,499
Marine — 0.8%
Alexander & Baldwin, Inc.	17,500	593,950
Ship Finance International Ltd.	1,410	28,341
		622,291
Road & Rail — 1.3%
Arkansas Best Corp.	14,500	530,990
USF Corp.	15,400	552,706
		1,083,696
Total Industrials		11,757,580

Information Technology — 1.3%
Electronic Equipment & Instruments — 1.3%
Landauer, Inc.	12,200	572,546
Methode Electronics, Inc.	39,400	503,926
Total Information Technology		1,076,472

Materials — 7.4%
Chemicals — 2.9%
Lubrizol Corp.	16,300	563,980
Methanex Corp.	43,200	651,024
RPM International, Inc.	34,200	603,630
Sensient Technologies Corp.	26,400	571,296
		2,389,930
Containers & Packaging — 0.7%
Rock-Tenn Co. (Class A)	38,200	601,268

Metals & Mining — 3.8%
Arch Coal, Inc.	16,700	592,683
Commercial Metals Co.	16,100	639,492
Goldcorp, Inc.	45,400	629,244
Iamgold Corp.	91,800	737,154
Massey Energy Co.	19,500	564,135
		3,162,708
Total Materials		6,153,906

Utilities — 7.5%
Electric Utilities — 1.3%
Cleco Corp.	29,500	508,580
PNM Resources, Inc.	25,750	579,633
		1,088,213
Gas Utilities — 4.1%
Atmos Energy Corp.	22,700	571,813
Nicor, Inc.	15,200	557,840
Northwest Natural Gas Co.	18,000	571,140
Peoples Energy Corp.	13,700	571,016
UGI Corp.	16,700	622,242
WGL Holdings, Inc.	19,000	536,940
		3,430,991
Multi-Utilities & Unregulated Power — 2.1%
Energen Corp.	11,200	577,360
National Fuel Gas Co.	21,100	597,763
Vectren Corp.	22,300	561,513
		1,736,636
Total Utilities		6,255,840

Total Common Stocks
(Cost—$46,035,070)		54,249,977

	Principal Amount
Short-Term Securities — 4.1%
Repurchase Agreement* — 4.1%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $3,348,738
(Cost—$3,348,598)	$3,348,598	3,348,598

Total Investments — 69.5%
(Cost—$49,383,668)		57,598,575
Other Assets Less Liabilities — 30.5%		25,322,349
Net Assets — 100.0%		$82,920,924

*              The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/JP Morgan Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 14.2%
Automobiles — 1.0%
Winnebago Industries, Inc.	20,200	$699,728

Hotels, Restaurants & Leisure — 5.8%
Alliance Gaming Corp. *	28,600	430,716
Choice Hotels International, Inc.	7,200	414,648
Orient Express Hotels Ltd.	44,300	723,862
Panera Bread Co. (Class A) *	10,200	382,908
Penn National Gaming, Inc. *	29,000	1,171,600
Sonic Corp. *	34,500	884,235
		4,007,969
Household Durables — 0.6%
NVR, Inc. *	800	440,800

Internet & Catalog Retail — 0.7%
J. Jill Group, Inc. (The) *	23,200	460,520

Leisure Equipment & Products — 0.6%
RC2 Corp. *	12,900	424,410

Media — 0.7%
Radio One, Inc. (Class D) *	32,700	465,321

Specialty Retail — 4.2%
A.C. Moore Arts & Crafts, Inc. *	26,100	645,453
Aeropostale, Inc. *	28,500	746,700
Cache, Inc. *	27,150	407,250
Gander Mountain Co. *	3,200	64,048
Regis Corp.	25,100	1,009,522
		2,872,973
Textiles, Apparel & Luxury Goods — 0.6%
Movado Group, Inc.	23,200	394,400
Total Consumer Discretionary		9,766,121

Consumer Staples — 1.9%
Food & Staples Retailing — 1.0%
United Natural Foods, Inc. *	24,600	654,360

Personal Products — 0.9%
NBTY, Inc. *	29,000	625,240
Total Consumer Staples		1,279,600

Energy — 7.7%
Energy Equipment & Services — 3.7%
Key Energy Services, Inc. *	24,800	274,040
Oceaneering International, Inc. *	21,200	781,008
Unit Corp. *	24,400	855,952
W-H Energy Services, Inc. *	29,900	620,425
		2,531,425
Oil & Gas — 4.0%
Core Laboratories NV *	34,200	840,978
Patina Oil & Gas Corp.	16,700	493,819
Penn Virginia Corp.	15,400	609,686
Spinnaker Exploration Co. *	22,500	788,400
		2,732,883
Total Energy		5,264,308

Financials — 7.6%
Commercial Banks — 6.6%
CVB Financial Corp.	18,061	401,315
East-West Bancorp, Inc.	39,200	1,316,728
PrivateBancorp, Inc.	28,400	765,664
Southwest Bancorporation of Texas, Inc.	32,000	644,480
Texas Regional Bancshares, Inc. (Class A)	21,600	671,544
UCBH Holdings, Inc.	19,100	746,237
		4,545,968
Insurance — 1.0%
ProAssurance Corp. *	19,400	679,388
Total Financials		5,225,356

Health Care — 18.8%
Biotechnology — 1.6%
Cephalon, Inc. *	13,500	646,650

Eyetech Pharmaceuticals, Inc. *	2,400	81,576
Techne Corp. *	9,100	347,438
		1,075,664
Health Care Equipment & Supplies — 10.2%
Advanced Neuromodulation Systems, Inc. *	22,450	681,358
Arthrocare Corp. *	24,900	729,321
ICU Medical, Inc. *	13,400	348,936
IDEXX Laboratories, Inc. *	12,200	619,028
Immucor, Inc. *	39,900	987,525
Integra LifeSciences Holdings Corp. *	11,800	378,898
Intuitive Surgical, Inc. *	20,600	509,850
Mentor Corp.	23,800	801,584
Merit Medical Systems, Inc. *	39,046	589,985
Possis Medical, Inc. *	18,200	285,012
Respironics, Inc. *	10,700	571,808
Wilson Greatbatch Technologies, Inc. *	10,000	178,900
Wright Medical Group, Inc. *	14,100	354,192
		7,036,397
Health Care Providers & Services — 4.4%
Amsurg Corp. *	26,900	569,742
Cerner Corp. *	14,400	622,944
Odyssey HealthCare, Inc. *	27,850	494,337
Pediatrix Medical Group, Inc. *	6,100	334,585
Select Medical Corp.	18,300	245,769
VCA Antech, Inc. *	37,200	767,436
		3,034,813
Pharmaceuticals — 2.6%
Medicines Co. *	21,700	523,838
Medicis Pharmaceutical Corp. (Class A)	17,100	667,584
MGI Pharma, Inc. *	21,600	576,504
		1,767,926
Total Health Care		12,914,800

Industrials — 20.8%
Aerospace & Defense — 3.5%
Engineered Support Systems, Inc.	14,800	675,472
Mercury Computer Systems, Inc. *	29,600	796,832
United Industrial Corp.	28,400	934,076
		2,406,380
Air Freight & Logistics — 1.9%
Forward Air Corp. *	21,300	852,426
Pacer International, Inc. *	29,000	475,600
		1,328,026
Airlines — 0.4%
Airtran Holdings, Inc. *	24,600	245,016

Building Products — 0.5%
NCI Building Systems, Inc. *	11,500	366,850

Commercial Services & Supplies — 4.8%
Administaff, Inc. *	41,400	484,380
Arbitron, Inc. *	15,600	571,116
Heidrick & Struggles International, Inc. *	25,000	720,500
Learning Tree International, Inc. *	29,600	417,360
Stericycle, Inc. *	12,300	564,570
Waste Connections, Inc. *	16,050	508,464
		3,266,390
Electrical Equipment — 1.3%
II-VI, Inc.*	12,800	448,128
Woodward Govenor Co.	6,100	411,689
		859,817
Machinery — 5.8%
Cascade Corp.	12,400	344,224
Dionex Corp. *	14,300	782,210
Gardner Denver, Inc.*	13,100	361,167
Graco, Inc.	28,950	969,825
Lindsay Manufacturing Co.	17,700	474,891
Wabash National Corp. *	38,700	1,063,089
		3,995,406
Marine — 1.0%
Kirby Corp. *	17,900	718,685

Road & Rail — 1.6%
Heartland Express, Inc.	42,450	783,203
Old Dominion Freight Line, Inc. *	11,500	331,315
		1,114,518
Total Industrials		14,301,088

Information Technology — 23.8%
Communications Equipment — 2.5%
Audiovox Corp. (Class A) *	34,000	572,560
Avocent Corp. *	18,600	484,158
ViaSat, Inc. *	31,400	631,140
		1,687,858
Electronic Equipment & Instruments — 5.4%
Daktronics, Inc. *	28,600	699,270
National Instruments Corp.	16,350	494,915
Paxar Corp. *	18,600	421,848
Rofin-Sinar Technologies, Inc. *	30,300	890,214
Varian, Inc. *	13,400	507,458
X-Rite, Inc.	47,100	686,247
		3,699,952
Internet Software & Services — 0.3%
Digital Insight Corp. *	14,900	203,087

IT Services — 1.3%
Global Payments, Inc.	16,900	904,995

Office Electronics — 1.5%
Zebra Technologies Corp. (Class A) *	16,800	1,024,968

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc. *	35,300	327,937
Cymer, Inc. *	12,300	352,518
DSP Group, Inc. *	15,300	322,065
ESS Technology, Inc. *	38,100	260,985
Genesis Microchip, Inc. *	19,200	259,200
MKS Instruments, Inc. *	22,600	346,232
Pixelworks, Inc. *	28,500	285,285
Silicon Image, Inc.*	34,900	441,136
Silicon Laboratories, Inc. *	10,700	354,063
		2,949,421
Software — 8.5%
Ansys, Inc. *	14,800	736,004
Kronos, Inc. *	9,000	398,610
Macrovision Corp. *	30,000	722,400
Manhattan Associates, Inc. *	18,800	459,096
MAPICS, Inc. *	56,900	514,945
MRO Software, Inc. *	23,000	230,000
Progress Software Corp. *	27,300	543,270
RSA Security, Inc. *	36,700	708,310
Serena Software, Inc. *	25,700	429,961
THQ, Inc. *	17,700	344,442
Transaction Systems Architechs, Inc. (Class A) *	40,200	747,117
		5,834,155
Total Information Technology		16,304,436

Materials — 3.6%
Chemicals — 1.1%
Scotts Co. (The) (Class A) *	11,500	737,725

Construction Materials — 1.0%
Eagle Materials, Inc.	9,900	705,870

Metals & Mining — 1.5%
Steel Dynamics, Inc.	27,200	1,050,464
Total Materials		2,494,059

Utilities — 0.3%
Water Utilities — 0.3%
American States Water Co.	8,000	199,200

Total Common Stocks
(Cost—$58,421,640)		67,748,968

	Principal Amount
Short-Term Securities — 1.5%
Discount Note — 1.5%
Federal Farm Credit Bank
1.65% due 10/01/04 (a)
(Cost—$994,954)	$995,000	994,954

Total Investments — 100.2%
(Cost—$59,416,594)		68,743,922
Other Liabilities in Excess of Assets — (0.2)%		(107,695)
Net Assets — 100.0%		$68,636,227

*                 Non-income producing security.

(a)  Zero coupon security - rate disclosed is market yield as of September 30, 2004.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Delaware Trend Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 93.3%
Consumer Discretionary — 23.2%
Auto Components — 1.7%
Gentex Corp.	36,600	$1,285,758

Hotels, Restaurants & Leisure — 7.7%
Cheesecake Factory, Inc. (The) *	31,400	1,362,760
Four Seasons Hotels, Inc.	20,500	1,314,050
Kerzner International Ltd. *	13,000	571,610
Sonic Corp. *	44,350	1,136,690
Wynn Resorts Ltd. *	25,100	1,297,419
		5,682,529
Media — 4.6%
Getty Images, Inc. *	26,900	1,487,570
Gray Television, Inc.	30,700	365,330
Lin TV Corp. (Class A) *	52,200	1,016,856
Mediacom Communications Corp., (Class A) *	74,000	483,220
		3,352,976
Multiline Retail — 0.2%
Conn’s, Inc. *	10,800	150,984

Specialty Retail — 4.3%
Cost Plus, Inc. *	35,500	1,255,990
Petsmart, Inc.	66,100	1,876,579
		3,132,569
Textiles, Apparel & Luxury Goods — 4.7%
Carter’s, Inc. *	33,400	924,846
Coach, Inc. *	59,200	2,511,264
		3,436,110
Total Consumer Discretionary		17,040,926

Consumer Staples — 0.5%
Food Products — 0.5%
Peet’s Coffee & Tea, Inc. *	17,000	397,630

Financials — 13.7%
Commercial Banks — 4.3%
City National Corp.	18,700	1,214,565
Cullen/Frost Bankers, Inc.	33,800	1,570,686
Westcorp	9,300	395,436
		3,180,687
Consumer Finance — 1.3%
Cash America International, Inc.	39,500	966,170

Diversified Financial Services — 0.7%
CapitalSource, Inc. *	21,700	484,778

Insurance — 3.8%
Delphi Financial Group, Inc. (Class A)	8,950	359,522
IPC Holdings Ltd.	15,600	592,956
PartnerRe Ltd.	33,500	1,832,115
		2,784,593
Thrifts & Mortgage Finance — 3.6%
Downey Financial Corp.	16,100	884,856
First Niagara Financial Group, Inc.	29,200	390,696
Sovereign Bancorp, Inc.	27,500	600,050
Webster Financial Corp.	15,700	775,423
		2,651,025
Total Financials		10,067,253

Health Care — 24.0%
Biotechnology — 10.6%
Abgenix, Inc. *	26,900	265,234
Amylin Pharmaceuticals, Inc. *	49,000	1,005,480
Dendreon Corp. *	51,200	430,592
Digene Corp. *	31,400	815,144
Exelixis, Inc. *	52,600	423,956
Martek Biosciences Corp. *	10,400	505,856
Neurocrine Biosciences, Inc. *	12,200	575,352
Protein Design Labs, Inc. *	93,200	1,824,856
Telik, Inc. *	36,000	802,800
United Therapeutics Corp. *	33,300	1,163,169
		7,812,439

Health Care Equipment & Supplies — 6.7%
Align Technology, Inc. *	43,500	664,680
Conceptus, Inc. (Restricted) *	35,900	332,793
CTI Molecular Imaging, Inc. *	51,100	412,377
Fisher Scientific International, Inc. *	30,800	1,796,564
Inamed Corp. *	9,200	438,564
Nektar Therapeutics, Inc. *	88,400	1,280,032
		4,925,010
Health Care Providers & Services — 2.6%
Advisory Board Co. (The) *	39,700	1,333,920
Coventry Health Care, Inc. *	10,100	539,037
		1,872,957
Pharmaceuticals — 4.1%
Atherogenics, Inc. *	7,400	243,830
Inspire Pharmaceuticals, Inc. *	44,600	701,558
Medicis Pharmaceutical Corp. (Class A)	26,800	1,046,272
MGI Pharma, Inc. *	37,100	990,199
		2,981,859
Total Health Care		17,592,265

Industrials — 12.4%
Air Freight & Logistics — 3.1%
Hunt (J.B.) Transport Services, Inc.	35,000	1,299,900
UTI Worldwide, Inc.	16,900	993,889
		2,293,789
Commercial Services & Supplies — 6.1%
Bright Horizons Family Solutions, Inc. *	18,000	977,220
Monster Worldwide, Inc. *	51,300	1,264,032
Resources Connection, Inc. *	26,000	982,280
Standard Parking Corp. *	16,000	206,560
United Rentals, Inc. *	14,800	235,172
West Corp. *	29,100	847,683
		4,512,947
Road & Rail — 1.4%
Sirva, Inc. *	43,200	989,280

Trading Companies & Distributors — 1.8%
MSC Industrial Direct Co., Inc. (Class A)	38,500	1,312,080
Total Industrials		9,108,096

Information Technology — 19.5%
Communications Equipment — 1.3%
Foundry Networks, Inc. *	39,400	373,906
Tekelec *	34,900	582,132
		956,038
Computers & Peripherals — 1.5%
PalmOne, Inc. *	34,900	1,062,356

Electronic Equipment & Instruments — 2.8%
Mettler Toledo International, Inc. *	31,300	1,477,986
Paxar Corp. *	25,100	569,268
		2,047,254
Internet Software & Services — 3.7%
Akamai Technologies , Inc. *	51,400	722,170
Ask Jeeves, Inc. *	35,700	1,167,747
Digital Insight Corp. *	24,700	336,661
Opsware, Inc. *	91,400	512,754
		2,739,332
IT Services — 1.0%
Checkfree Corp. *	27,200	752,624

Semiconductors & Semiconductor Equipment — 7.1%
AMIS Holdings, Inc. *	37,900	512,408
Cymer, Inc. *	39,700	1,137,802
Integrated Circuit Systems, Inc. *	37,100	797,650
Micrel, Inc. *	62,800	653,748
Power Integrations, Inc. *	34,400	702,792
Skyworks Solutions, Inc. *	146,000	1,387,000
		5,191,400
Software — 2.1%
Henry (Jack) & Associates, Inc.	61,700	1,158,109
Take-Two Interactive Software, Inc. *	11,900	390,915
		1,549,024
Total Information Technology		14,298,028

Total Common Stocks
(Cost—$63,012,000)		68,504,198

	Principal Amount
Short-Term Securities — 6.1%
Repurchase Agreement** — 6.1%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $4,461,135
(Cost—$4,460,948)	$4,460,948	4,460,948

Total Investments — 99.4%
(Cost—$67,472,948)		72,965,146
Other Assets Less Liabilities — 0.6%		453,120
Net Assets — 100.0%		$73,418,266

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-

Roszel/Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 92.2%
Consumer Discretionary — 21.2%
Auto Components — 0.4%
J.B. Poindexter & Co., Inc.
8.75% due 03/15/14 (c)	B-	$45,000	$47,588
Stanadyne Corp.
10.00% due 08/15/14 (c)	B	15,000	15,600
			63,188
Automobiles — 0.4%
General Motors Corp.
7.13% due 07/15/13	BBB	50,000	52,194

Hotels, Restaurants & Leisure — 6.1%
Denny’s Corp.
10.00% due 10/01/12 (c)	CCC+	10,000	10,038
Fairmont Hotels & Resorts, Inc.
3.75% due 12/01/23 (b)	NR†	215,000	223,869
Friendly Ice Cream Corp.
8.38% due 06/15/12	B-	85,000	81,600
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	150,000	157,875
International Game Technology
0.83% due 01/29/33 (b)(d)	BBB	75,000	59,250
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	100,500
Loews Cineplex Entertainment Corp.
9.00% due 08/01/14 (c)	CCC+	10,000	10,325
Mandalay Resort Group
9.38% due 02/15/10	BB-	10,000	11,500
MGM Mirage, Inc.
6.75% due 09/01/12 (c)	BB+	30,000	31,050
Penn National Gaming, Inc.
6.88% due 12/01/11	B	80,000	82,400
Station Casinos, Inc.
6.50% due 02/01/14	B+	75,000	76,312
Venetian Casino Resort LLC
11.00% due 06/15/10	B	25,000	28,937
			873,656
Household Durables — 0.5%
Fedders North America, Inc.
9.88% due 03/01/14	CCC+	50,000	41,625
William Lyon Homes, Inc.
10.75% due 04/01/13	B	25,000	28,875
			70,500
Leisure Equipment & Products — 0.8%
Hard Rock Hotel, Inc.
8.88% due 06/01/13	B	100,000	107,750

Media — 11.8%
Allbritton Communications Co.
7.75% due 12/15/12	B-	150,000	155,250
Block Communications, Inc.
9.25% due 04/15/09	B-	70,000	74,025

Carmike Cinemas, Inc.
7.50% due 02/15/14	CCC+	30,000	30,375
Charter Communications Holdings II LLC
10.00% due 04/01/09	CCC-	40,000	32,400
10.25% due 09/15/10	CCC-	75,000	76,594
Cinemark USA, Inc.
9.00% due 02/01/13	B-	35,000	39,112
Clear Channel Communications, Inc.
4.63% due 01/15/08	BBB-	75,000	76,376
CSC Holdings, Inc.
8.13% due 08/15/09	BB-	50,000	53,125
Dex Media, Inc.
8.00% due 11/15/13	B	150,000	157,500
Echostar DBS Corp.
6.38% due 10/01/11	BB-	50,000	50,625
Emmis Operating Co.
6.88% due 05/15/12 (c)	B-	75,000	77,812
Houghton Mifflin Co.
8.25% due 02/01/11	B-	150,000	156,750
Insight Communications Co., Inc.
0.00% due 02/15/11 (a)	B-	200,000	187,000
Lamar Advertising Co.
2.88% due 12/31/10 (b)	B	75,000	81,375
Liberty Media Corp.
3.25% due 03/15/31 (b)	BBB-	200,000	181,250
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/13	B	25,000	24,063
Paxson Communications Corp.
10.75% due 07/15/08	CCC	75,000	75,375
Sinclair Broadcast Group, Inc.
4.88% due 07/15/18 (a)(b)	B	10,000	9,063
8.00% due 03/15/12	B	40,000	41,500
Walt Disney Co.
2.13% due 04/15/23 (b)	BBB+	50,000	51,312
Warner Music Group
7.38% due 04/15/14 (c)	B-	50,000	51,750
			1,682,632
Multiline Retail — 0.5%
J.C .Penney Co., Inc.
6.88% due 10/15/15	BB+	45,000	47,925
7.95% due 04/01/17	BB+	25,000	28,875
			76,800
Specialty Retail — 0.2%
J Crew Intermediate LLC
0.00% due 05/15/08 (a)	CCC	25,000	22,875
Textiles, Apparel & Luxury Goods — 0.5%
INVISTA
9.25% due 05/01/12 (c)	B+	65,000	69,388
Total Consumer Discretionary			3,018,983

Consumer Staples — 9.2%
Beverages — 0.8%
Le-Natures, Inc.
10.00% due 06/15/13 (c)	B-	100,000	106,500

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.
0.44% due 08/19/17 (b)(d)	A-	50,000	47,250

Rite Aid Corp.
8.13% due 05/01/10	B+	70,000	73,500
Stater Brothers Holdings
8.13% due 06/15/12	BB-	55,000	57,613
			178,363
Food Products — 4.8%
B&G Foods, Inc.
9.63% due 08/01/07	CCC+	100,000	102,100
Bunge, Ltd. Finance Corp.
3.75% due 11/15/22 (b)	BBB	100,000	134,750
Chiquita Brands International
7.50% due 11/01/14 (c)	B	45,000	45,000
Del Monte Corp.
8.63% due 12/15/12	B	25,000	27,812
Dole Food Co., Inc.
8.88% due 03/15/11	B+	120,000	130,500
Nestle Holding, Inc.
3.00% due 05/09/05 (b)	AAA	60,000	63,450
Pinnacle Foods Holding Corp.
8.25% due 12/01/13 (c)	B	90,000	84,825
Tembec Industries, Inc.
7.75% due 03/15/12	BB-	100,000	100,500
			688,937
Household Products — 1.6%
JohnsonDiversey, Inc.
9.63% due 05/15/12	B	20,000	22,400
Playtex Ptoducts, Inc.
9.38% due 06/01/11	CCC+	45,000	46,125
Rayovac Corp.
8.50% due 10/01/13	B-	150,000	162,750
			231,275
Personal Products — 0.7%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B-	100,000	105,000
Total Consumer Staples			1,310,075

Energy — 5.9%
Energy Equipment & Services — 2.8%
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	52,125
Hanover Compressor Co.
8.63% due 12/15/10	B	75,000	81,375
9.00% due 06/01/14	B	25,000	27,438
Key Energy Services, Inc.
6.38% due 05/01/13	B	75,000	74,250
Offshore Logistics, Inc.
6.13% due 06/15/13	BB+	100,000	101,500
Schlumberger, Ltd.
1.50% due 06/01/23 (b)	A+	50,000	54,750
			391,438
Oil & Gas — 3.1%
Chesapeake Energy Corp.
7.75% due 01/15/15	BB-	50,000	54,500
El Paso Corp.
7.00% due 05/15/11	CCC+	70,000	67,550
Exco Resources, Inc.
7.25% due 01/15/11	B	55,000	58,300

Ferrellgas Escrow LLC
6.75% due 05/01/14	BB-	25,000	25,500
Houston Exploration Co.
7.00% due 06/15/13	B+	150,000	157,125
KCS Energy, Inc.
7.13% due 04/01/12	B-	50,000	52,250
Magnum Hunter Resources, Inc.
9.60% due 03/15/12	B+	6,000	6,780
Range Resources Corp.
7.38% due 07/15/13	B	25,000	26,250
			448,255
Total Energy			839,693

Financials — 1.6%
Diversified Financial Services — 1.6%
Couche-Tard US LP/ Couche-Tard Finance Corp.
7.50% due 12/15/13	B	65,000	69,225
Eircom Funding
8.25% due 08/15/13	BB-	50,000	54,750
Sensus Metering Systems
8.63% due 12/15/13	B-	100,000	102,000
Total Financials			225,975

Health Care — 7.9%
Biotechnology — 0.6%
Amylin Pharmaceuticals, Inc.
2.50% due 04/15/11 (b)	NR†	40,000	38,200
Invitrogen Corp.
1.50% due 02/15/24 (b)	NR†	50,000	44,188
			82,388
Health Care Equipment & Supplies — 2.9%
Advanced Medical Optics, Inc.
2.50% due 07/15/24 (b)(c)	B	20,000	21,900
Fisher Scientific International, Inc.
2.50% due 10/01/23 (b)	BBB-	150,000	213,750
Medex, Inc.
8.88% due 05/15/13	B-	70,000	76,300
Medtronic, Inc.
1.25% due 09/15/21 (b)	AA-	100,000	102,500
			414,450
Health Care Providers & Services — 1.5%
Ameripath, Inc.
10.50% due 04/01/13	B-	50,000	51,000
National Nephrology Associates, Inc.
9.00% due 11/01/11 (c)	B	20,000	23,125
Pacificare Health Systems, Inc.
10.75% due 06/01/09	BBB-	6,000	6,915
Tenet Healthcare Corp.
7.38% due 02/01/13	B-	50,000	47,000
9.88% due 07/01/14 (c)	B-	50,000	52,250
Triad Hospitals, Inc.
7.00% due 11/15/13	B	25,000	25,437
			205,727
Pharmaceuticals — 2.9%
Alpharma, Inc.
8.63% due 05/01/11 (c)	B-	135,000	138,375
Biovail Corp.
7.88% due 04/01/10	BB-	75,000	76,500

Teva Pharmaceutical Finance BV
0.38% due 11/15/22 (b)	BBB	40,000	51,550
0.50% due 02/01/24 (b)	BBB	50,000	48,062
Watson Pharmaceuticals, Inc.
1.75% due 03/15/23 (b)	BBB-	100,000	99,250
			413,737
Total Health Care			1,116,302

Industrials — 9.2%
Aerospace & Defense — 3.1%
Alliant Techsystems, Inc.
2.75% due 02/15/24 (b)	B	50,000	51,125
Armor Holdings, Inc.
8.25% due 08/15/13	B+	25,000	27,562
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	104,000
Esterline Technologies Corp.
7.75% due 06/15/13	B+	75,000	80,250
Lockheed Martin Corp.
1.46% due 08/15/33 (e)	BBB	25,000	25,732
Raytheon Co.
4.85% due 01/15/11	BBB-	100,000	102,657
Titan Corp.
8.00% due 05/15/11	B	50,000	52,000
			443,326
Airlines — 0.1%
Continental Airlines, Inc.
6.90% due 01/02/17	BB+	23,731	18,909

Building Products — 0.8%
Jacuzzi Brands, Inc.
9.63% due 07/01/10	B	100,000	110,500

Commercial Services & Supplies — 1.1%
Allied Waste North America
6.13% due 02/15/14	BB-	75,000	69,937
SFBC International, Inc.
2.25% due 08/15/24 (b)(c)	NR†	50,000	48,500
United Rentals North America, Inc.
7.75% due 11/15/13	B+	40,000	37,500
			155,937
Construction & Engineering — 1.0%
Fluor Corp.
1.50% due 02/15/24 (b)	BBB+	50,000	52,188
J Ray McDermott SA
11.00% due 12/15/13 (c)	CCC+	40,000	43,500
Shaw Group, Inc. (The)
10.75% due 03/15/10	BB-	50,000	52,500
			148,188
Industrial Conglomerates — 0.8%
Trinity Industries, Inc.
6.50% due 03/15/14	BB-	40,000	39,400
Tyco International Group SA
2.75% due 01/15/18 (b)	BBB	50,000	70,063
			109,463
Machinery — 1.6%
AGCO Corp.
1.75% due 12/31/33 (b)	BB-	70,000	84,437

Cummins, Inc.
9.50% due 12/01/10	BB+	30,000	34,650
Manitowoc Co., Inc. (The)
7.13% due 11/01/13	B+	100,000	105,750
			224,837
Road & Rail — 0.7%
Union Pacific Corp.
3.63% due 06/01/10	BBB	100,000	96,395
Total Industrials			1,307,555

Information Technology — 6.3%
Computers & Peripherals — 0.8%
EMC Corp.
4.50% due 04/01/07 (b)	BBB	100,000	108,125

Electronic Equipment & Instruments — 1.1%
Communications & Power Industries, Inc.
8.00% due 02/01/12	B-	100,000	104,500
PerkinElmer, Inc.
8.88% due 01/15/13	BB-	40,000	45,200
			149,700
IT Services — 2.1%
DST Systems, Inc., Class A
4.13% due 08/15/23 (b)	NR†	75,000	90,094
Iron Mountain, Inc.
7.75% due 01/15/15	B	200,000	212,000
			302,094
Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technologies, Inc.
7.13% due 03/15/11	B	45,000	36,900
LSI Logic Corp.
4.00% due 05/15/10 (b)	B	100,000	89,375
RF Micro Devices, Inc.
1.50% due 07/01/10 (b)	B-	50,000	54,562
			180,837
Software — 1.0%
Manugistics Group, Inc.
5.00% due 11/01/07 (b)	NR†	50,000	44,250
Mentor Graphics Corp.
6.88% due 06/15/07 (b)	NR†	100,000	103,250
			147,500
Total Information Technology			888,256

Materials — 11.4%
Chemicals — 2.8%
Crompton Corp.
9.88% due 08/01/12 (c)	B	25,000	26,250
Hercules, Inc.
6.75% due 10/15/29 (c)	B+	125,000	127,500
Huntsman LLC
11.50% due 07/15/12 (c)	CCC+	40,000	44,150
IMC Global, Inc.
11.25% due 06/01/11	B+	50,000	59,000
Nova Chemicals Corp.
6.50% due 01/15/12	BB+	50,000	51,625
Rhodia SA
8.88% due 06/01/11 (c)	CCC+	100,000	87,000
			395,525

Containers & Packaging — 5.1%
Anchor Glass Container Corp.
11.00% due 02/15/13	B+	60,000	68,400
Bway Corp.
10.00% due 10/15/10	B-	35,000	38,325
Constar International, Inc.
11.00% due 12/01/12	B	60,000	56,700
Crown Cork & Seal, Inc.
7.38% due 12/15/26	B	150,000	133,500
Graham Packaging, Inc.
8.50% due 10/15/12 (c)	CCC+	25,000	25,500
10.75% due 01/15/09 (a)	CCC+	50,000	52,000
Jefferson Smurfit Corp.
7.50% due 06/01/13	B	65,000	68,575
8.25% due 10/01/12	B	20,000	22,050
Owens-Brockway Glass Containers
7.75% due 05/15/11	BB-	50,000	53,250
8.88% due 02/15/09	BB-	150,000	163,125
Solo Cup Co.
8.50% due 02/15/14	B-	40,000	39,400
Stone Container Finance
7.38% due 07/15/14 (c)	B	10,000	10,475
			731,300
Metals & Mining — 0.9%
Placer Dome, Inc.
2.75% due 10/15/23 (b)(c)	BBB+	100,000	123,625

Paper & Forest Products — 2.6%
Ainsworth Lumber
7.25% due 10/01/12 (c)	B+	25,000	25,250
Bowater, Inc.
6.50% due 06/15/13	BB	50,000	48,515
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	150,000	147,000
Georgia-Pacific Corp.
8.25% due 03/01/23	BB+	100,000	103,500
Norske Skog Canada, Ltd.
7.38% due 03/01/14	BB	50,000	52,250
			376,515
Total Materials			1,626,965

Telecommunication Services — 7.0%
Diversified Telecommunication Services — 3.7%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	75,000	68,437
MCI, Inc.
5.91% due 05/01/07	NR†	83,000	82,274
6.69% due 05/01/09	NR†	83,000	79,991
7.74% due 05/01/14	NR†	71,000	67,273
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B	175,000	161,437
Qwest Corp.
7.88% due 09/01/11 (c)	BB-	25,000	25,938
Qwest Services Corp.
14.00% due 12/15/10 (c)	B	30,000	35,025
			520,375
Wireless Telecommunication Services — 3.3%
AirGate PCS, Inc.
9.38% due 09/01/09	CCC-	75,000	76,125

Centennial Communications Operating Co.
10.13% due 06/15/13	CCC	75,000	78,937
Dobson Communications Corp.
8.88% due 10/01/13	CCC+	100,000	64,500
Nextel Communications, Inc.
7.38% due 08/01/15	BB	60,000	64,500
Nextel Partners, Inc.
8.13% due 07/01/11	B-	100,000	106,000
Rural Cellular Corp.
9.88% due 02/01/10	CCC	50,000	49,500
Ubiquitel Operating Co.
9.88% due 03/01/11 (c)	CCC	10,000	10,413
Western Wireless Corp.
9.25% due 07/15/13	CCC	25,000	25,500
			475,475
Total Telecommunication Services			995,850

U.S. Government Securities — 5.0%
U.S. Government Agencies — 5.0%
Federal National Mortgage Assn.
5.50% due 07/01/33	AAA	181,825	184,458
6.00% due 09/01/32	AAA	15,183	15,728
6.00% due 01/01/33	AAA	62,307	64,542
6.00% due 05/01/33	AAA	429,393	444,797
Total U.S. Government Securities			709,525

Utilities — 7.5%
Electric Utilities — 2.3%
Midwest Generation LLC
8.75% due 05/01/34	B-	75,000	81,750
Mission Energy Holding Co.
13.50% due 07/15/08	CCC	30,000	37,950
TECO Energy, Inc.
7.50% due 06/15/10	BB	50,000	54,000
Virginia Electric & Power Co.
4.50% due 12/15/10	BBB+	150,000	150,257
			323,957
Gas Utilities — 1.5%
SEMCO Energy, Inc.
7.13% due 05/15/08	BB-	100,000	105,500
Suburban Propane Partners LP
6.88% due 12/15/13	B	100,000	103,000
			208,500
Multi-Utilities & Unregulated Power — 3.7%
Calpine Corp.
8.50% due 07/15/10 (c)	B	100,000	76,500
Duke Energy Corp., Series B
5.38% due 01/01/09	BBB	100,000	105,226
Dynegy Holdings, Inc.
6.88% due 04/01/11	CCC+	50,000	47,625
9.88% due 07/15/10 (c)	B-	100,000	113,000
NRG Energy, Inc.
8.00% due 12/15/13 (c)	B+	100,000	107,125
Williams Cos., Inc.
7.88% due 09/01/21	B+	75,000	83,250
			532,726
Total Utilities			1,065,183

Total Fixed Income Investments
(Cost —$12,946,688)		13,104,362

	Shares
Convertible Preferred Stocks — 6.4%
Consumer Discretionary — 1.3%
Automobiles — 0.4%
Ford Motor Company Capital Trust II	1,000	52,280

Media — 0.9%
Interpublic Group of Cos., Inc.	700	28,962
Sinclair Broadcast Group, Inc. (Series D)	2,500	100,575
		129,537
Total Consumer Discretionary		181,817

Consumer Staples — 1.6%
Beverages — 0.9%
Constellation Brands, Inc. (Series A)	4,000	131,000

Food & Staples Retailing — 0.7%
Albertson’s, Inc.	3,500	90,650
Total Consumer Staples		221,650

Energy — 1.1%
Oil & Gas — 1.1%
Chesapeake Energy Corp.	2,000	160,250

Health Care — 0.6%
Pharmaceuticals — 0.6%
Omnicare, Inc.	1,000	47,375
Schering Plough Corp.	800	42,360
Total Health Care		89,735

Industrials — 0.7%
Aerospace & Defense — 0.7%
Northrop Grumman Corp.	1,000	103,450

Materials — 0.1%
Containers & Packaging — 0.1%
Temple-Inland, Inc.	300	16,974

Utilities — 1.0%
Electric Utilities — 0.8%
FPL Group, Inc.	2,000	111,940

Multi-Utilities & Unregulated Power — 0.2%
Williams Holdings of Delaware	400	28,300
Total Utilities		140,240

Total Convertible Preferred Stocks
(Cost—$882,436)		914,116

	Principal Amount
Short-Term Securities — 1.9%
Discount Notes — 1.9%
Federal Home Loan Bank
1.50% due 10/01/04 (d)	$270,000	269,989

Repurchase Agreement* — 0.0%
Nomura Securities International, Inc., 1.51%, dated 09/30/04, due 10/01/04, total to be received $568	568	568
Total Short-Term Securities
(Cost—$270,557)		270,557

Total Investments — 100.5%
(Cost—$14,099,681)		14,289,035
Other Liabilities in Excess of Assets — (0.5)%		(66,112)
Net Assets — 100.0%		$14,222,923

†      Not rated by Moody’s Investor Service, Inc., or Standard & Poor’s Corporation.

*                 The repurchase agreement is fully collateralized by U.S.Government and/or agency obligations based on market prices at the date of this portfolio.

The investment in the repurchase agreement is through participation in a tri-party arrangement

(a) Step bond - coupon rate increases in increments to maturity.

Rate disclosed is as of  September 30, 2004.

(b) Convertible bond.

(c) Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d) Zero coupon security - rate disclosed is yield as of September 30, 2004.

(e) Variable rate bond. Rate disclosed is as of September 30, 2004.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust

Schedule of Investments Notes (Unaudited)

Valuation of investments—Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust.

As of September 30, 2004, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Roszel/Lord Abbett Large Cap Value Portfolio	$12,075,625	$2,009,054	$(350,095)	$1,658,959
Roszel/Levin Large Cap Value Portfolio	2,607,001	266,538	(47,487)	219,051
Roszel/MLIM Relative Value Portfolio	12,915,866	2,946,784	(423,872)	2,522,912
Roszel/Sound Large Cap Core Portfolio	743,060	72,261	(20,520)	51,741
Roszel/INVESCO-NAM Large Cap Core Portfolio	2,421,065	267,971	(74,078)	193,893
Roszel/Nicholas-Applegate Large Cap Growth Portfolio	1,295,475	110,383	(34,128)	76,255
Roszel/Rittenhouse Large Cap Growth Portfolio	9,535,744	960,924	(200,761)	760,163
Roszel/Seneca Large Cap Growth Portfolio	4,320,176	183,629	(176,473)	7,156
Roszel/Valenzuela Mid Cap Value Portfolio	3,548,735	744,678	(99,105)	645,573
Roszel/Seneca Mid Cap Growth Portfolio	3,379,408	296,366	(93,811)	202,555
Roszel/NWQ Small Cap Value Portfolio	4,709,702	1,495,382	(188,163)	1,307,219
Roszel/Delaware Small-Mid Cap Growth Portfolio	2,556,302	556,693	(145,246)	411,447
Roszel/Lazard International Portfolio	4,572,180	647,213	(101,190)	546,023
Roszel/Credit Suisse International Portfolio	2,448,952	293,578	(98,856)	194,722
Roszel/Lord Abbett Government Securities Portfolio	13,215,166	165,843	(20,381)	145,462
Roszel/MLIM Fixed-Income Portfolio	15,665,640	111,444	(44,064)	67,380
Roszel/Lord Abbett Affiliated Portfolio	30,560,037	2,240,546	(985,106)	1,255,440
Roszel/PIMCO CCM Capital Appreciation Portfolio	162,682,676	15,809,290	(3,701,315)	12,107,975
Roszel/Lord Abbett Mid Cap Value Portfolio	111,095,809	27,899,035	(2,249,964)	25,649,071
Roszel/Seligman Mid Cap Growth Portfolio	43,775,547	3,079,251	(1,327,595)	1,751,656
Roszel/PIMCO Small Cap Value Portfolio	49,557,504	8,805,736	(764,665)	8,041,071
Roszel/JP Morgan Small Cap Growth Portfolio	59,433,312	13,104,448	(3,793,838)	9,310,610
Roszel/Delaware Trend Portfolio	67,525,907	9,647,368	(4,208,129)	5,439,239
Roszel/Lord Abbett Bond Debenture Portfolio	14,099,681	464,538	(275,184)	189,354

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Michael P. Cogswell
Michael P. Cogswell
President
November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael P. Cogswell
Michael P. Cogswell
President
November 23, 2004

By:	/s/ Jerome J. Davies
Jerome J. Davies
Treasurer and Chief Financial Officer
November 23, 2004